                     SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549-1004

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]


Post-Effective Amendment No.        17      (File No. 333-61346)            [X]

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


Amendment No.                       18      (File No. 811-10383)


RiverSource Variable Portfolio - Managers Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b)
 [ ] on (date) pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [X] on Oct. 30, 2006 pursuant to paragraph (a)(1)
 [ ] 75 days after filing pursuant to paragraph (a)(2)
 [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
 [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
                                                       RIVERSOURCE [LOGO] (SM)
                                                              INVESTMENTS

RIVERSOURCE(SM)
VARIABLE PORTFOLIO FUNDS

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PROSPECTUS OCT. 30, 2006

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RiverSource(SM) Variable Portfolio - Balanced Fund

RiverSource(SM) Variable Portfolio - Cash Management Fund

RiverSource(SM) Variable Portfolio - Core Bond Fund

RiverSource(SM) Variable Portfolio - Diversified Bond Fund

RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund

RiverSource(SM) Variable Portfolio - Emerging Markets Fund

RiverSource(SM) Variable Portfolio - Fundamental Value Fund

RiverSource(SM) Variable Portfolio - Global Bond Fund

RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities
                                     Fund

RiverSource(SM) Variable Portfolio - Growth Fund

RiverSource(SM) Variable Portfolio - High Yield Bond Fund

RiverSource(SM) Variable Portfolio - Income Opportunities Fund

RiverSource(SM) Variable Portfolio - International Opportunity Fund

RiverSource(SM) Variable Portfolio - Large Cap Equity Fund

RiverSource(SM) Variable Portfolio - Large Cap Value Fund

RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund

RiverSource(SM) Variable Portfolio - Mid Cap Value Fund

RiverSource(SM) Variable Portfolio - S&P 500 Index Fund

RiverSource(SM) Variable Portfolio - Select Value Fund

RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund

RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund

RiverSource(SM) Variable Portfolio - Small Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

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NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE
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

TABLE OF CONTENTS

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS ...............................    4P

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND .........................    4P
Objective ..............................................................    4p
Principal Investment Strategies ........................................    4p
Principal Risks ........................................................    5p
Past Performance .......................................................    6p
Management .............................................................    7p

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND ..................    8P
Objective ..............................................................    8p
Principal Investment Strategies ........................................    8p
Principal Risks ........................................................    8p
Past Performance .......................................................    9p

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND ........................   10P
Objective ..............................................................   10p
Principal Investment Strategies ........................................   10p
Principal Risks ........................................................   10p
Past Performance .......................................................   11p
Management .............................................................   12p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND .................   13P
Objective ..............................................................   13p
Principal Investment Strategies ........................................   13p
Principal Risks ........................................................   13p
Past Performance .......................................................   14p
Management .............................................................   15p

RIVERSOURCE VARIABLE PORTFOLIO -
 DIVERSIFIED EQUITY INCOME FUND ........................................   16P
Objective ..............................................................   16p
Principal Investment Strategies ........................................   16p
Principal Risks ........................................................   16p
Past Performance .......................................................   17p
Management .............................................................   18p

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND .................   19P
Objective ..............................................................   19p
Principal Investment Strategies ........................................   19p
Principal Risks ........................................................   20p
Past Performance .......................................................   21p
Management .............................................................   22p

RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND ................   23P
Objective ..............................................................   23p
Principal Investment Strategies ........................................   23p
Principal Risks ........................................................   23p
Past Performance .......................................................   24p
Management .............................................................   24p

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND ......................   25P
Objective ..............................................................   25p
Principal Investment Strategies ........................................   25p
Principal Risks ........................................................   25p
Past Performance .......................................................   27p
Management .............................................................   28p

RIVERSOURCE VARIABLE PORTFOLIO -
 GLOBAL INFLATION PROTECTED SECURITIES FUND ............................   29P
Objective ..............................................................   29p
Principal Investment Strategies ........................................   29p
Principal Risks ........................................................   29p
Past Performance .......................................................   30p
Management .............................................................   31p

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND ...........................   32P
Objective ..............................................................   32p
Principal Investment Strategies ........................................   32p
Principal Risks ........................................................   32p
Past Performance .......................................................   33p
Management .............................................................   33p

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND ..................   34P
Objective ..............................................................   34p
Principal Investment Strategies ........................................   34p
Principal Risks ........................................................   34p
Past Performance .......................................................   35p
Management .............................................................   36p

RIVERSOURCE VARIABLE PORTFOLIO -
 INCOME OPPORTUNITIES FUND .............................................   37P
Objective ..............................................................   37p
Principal Investment Strategies ........................................   37p
Principal Risks ........................................................   37p
Past Performance .......................................................   38p
Management .............................................................   39p

RIVERSOURCE VARIABLE PORTFOLIO -
 INTERNATIONAL OPPORTUNITY FUND ........................................   40P
Objective ..............................................................   40p
Principal Investment Strategies ........................................   40p
Principal Risks ........................................................   41p
Past Performance .......................................................   42p
Management .............................................................   43p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND .................   44P
Objective ..............................................................   44p
Principal Investment Strategies ........................................   44p
Principal Risks ........................................................   44p
Past Performance .......................................................   45p
Management .............................................................   46p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND ..................   47P
Objective ..............................................................   47p
Principal Investment Strategies ........................................   47p
Principal Risks ........................................................   47p
Past Performance .......................................................   48p
Management .............................................................   48p

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND ...................   49P
Objective ..............................................................   49p
Principal Investment Strategies ........................................   49p
Principal Risks ........................................................   49p
Past Performance .......................................................   50p
Management .............................................................   50p


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2P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND ....................   51P
Objective ..............................................................   51p
Principal Investment Strategies ........................................   51p
Principal Risks ........................................................   51p
Past Performance .......................................................   52p
Management .............................................................   52p

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND ....................   53P
Objective ..............................................................   53p
Principal Investment Strategies ........................................   53p
Principal Risks ........................................................   54p
Past Performance .......................................................   54p
Management .............................................................   55p

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND .....................   56P
Objective ..............................................................   56p
Principal Investment Strategies ........................................   56p
Principal Risks ........................................................   56p
Past Performance .......................................................   57p

Management .............................................................   57p


RIVERSOURCE VARIABLE PORTFOLIO -
 SHORT DURATION U.S. GOVERNMENT FUND ...................................   59P
Objective ..............................................................   59p
Principal Investment Strategies ........................................   59p
Principal Risks ........................................................   59p
Past Performance .......................................................   60p
Management .............................................................   61p

RIVERSOURCE VARIABLE PORTFOLIO -
 SMALL CAP ADVANTAGE FUND ..............................................   62P
Objective ..............................................................   62p
Principal Investment Strategies ........................................   62p

Principal Risks ........................................................   62p
Past Performance .......................................................   63p
Management .............................................................   64p

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND ..................   65P
Objective ..............................................................   65p
Principal Investment Strategies ........................................   65p
Principal Risks ........................................................   66p
Past Performance .......................................................   67p
Management .............................................................   68p

FEES AND EXPENSES ......................................................   70P

OTHER INVESTMENT STRATEGIES AND RISKS ..................................   71P

INVESTMENT MANAGER AND COMPENSATION ....................................   72P

BUYING AND SELLING SHARES ..............................................   74P
Valuing Fund Shares ....................................................   74p
Purchasing Shares ......................................................   74p
Transferring/Selling Shares ............................................   74p
Market Timing ..........................................................   75p

DISTRIBUTIONS AND TAXES ................................................   75P

FINANCIAL HIGHLIGHTS ...................................................   76P



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RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 3P

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS

References to "Fund" throughout this prospectus refer to RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable Portfolio - Core Bond Fund, RiverSource Variable Portfolio - Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Emerging Markets Fund, RiverSource Variable Portfolio - Fundamental Value Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio - International Opportunity Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio - Select Value Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund and RiverSource Variable Portfolio - Small Cap Value Fund, singularly or collectively as the context requires.

A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

      o because one or more of their valuation ratios are low relative to historical levels for the stock,

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

o Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of Aug. 31, 2006 was ___ years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


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4P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

o The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

o     Whether a security's rating is changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.

o     Whether the investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


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RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 5P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                  RIVERSOURCE VP - BALANCED FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+16.20%   +19.50%   +15.80%   +14.84%    -2.31%  -10.59%   -12.92%   +20.26%   +9.59%
----------------------------------------------------------------------------------------------
  1996      1997      1998      1999      2000     2001      2002      2003      2004     2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___________) and the lowest return for a calendar quarter was ____% (quarter ended ______________).

The Fund's year-to-date return at Sept. 30, 2006 was ____%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                  1 YEAR        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                                         %              %              %
-----------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)        %              %              %
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                                    %              %              %
-----------------------------------------------------------------------------------------------------------------------
Blended Index (reflects no deduction for fees, expenses or taxes)                      %              %              %
-----------------------------------------------------------------------------------------------------------------------
Lipper Balanced Funds Index                                                            %              %              %
-----------------------------------------------------------------------------------------------------------------------

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Blended Index consists of 60% Russell 1000(R) Value Index and 40% Lehman Brothers Aggregate Bond Index.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


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6P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. Robert Ewing determines the allocations among these asset classes. In addition, Mr. Ewing is responsible for the day-to-day management of the equity portion of the Fund:

Robert Ewing, CFA, Co-Portfolio Manager

o     Managed the equity portion of the Fund since 2002.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The Statement of Additional Information (SAI) provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


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RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 7P

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

o Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager (RiverSource Investments, LLC).

o     Limits its average portfolio maturity to ninety days or less.

o     Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

o Political, economic, or other events could affect the issuer's performance.

o     The investment manager identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

REINVESTMENT RISK. The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.


------------------------------------------------------------------------------

8P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - CASH MANAGEMENT FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+4.23%     +5.16%    +5.14%     +4.73%     +5.83%     +3.74%      +1.14%     +0.51%     +0.74%
------------------------------------------------------------------------------------------------------
 1996       1997      1998       1999       2000       2001        2002       2003       2004    2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                             1 YEAR      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                              %            %            %
----------------------------------------------------------------------------------------------

YIELD INFORMATION

For current 7-day yield information, contact your financial institution.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 9P

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index) which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.


o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).


o Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2006, was ___ years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

The Fund's investment process employs risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, the investment manager considers, among other factors:

o The portfolio's total exposure to the sectors, industries and securities relative to the Index.

o     Whether a security's rating has changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.

o     Identification of a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

10P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                 RIVERSOURCE VP - CORE BOND FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                     +X.XX%
                                     ------
                                      2005

During the periods shown in the bar chart, the highest return for a calendar quarter was ___%. (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return as of Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                        1 YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                                              %                %(a)
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)     %                %(b)
------------------------------------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Index                                                   %                %(b)
------------------------------------------------------------------------------------------------------------------

(a)   Inception date is Feb. 4, 2004.

(b)   Measurement period started _________, 200_.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 11P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2004.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

12P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

o Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

o Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

o Targeting an average portfolio duration within one year of the duration of the Index which, as of Aug. 31, 2006, was ___ years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

o     Identification of more attractive investments based on relative value.

o The portfolio's total exposure to sectors, industries and securities relative to the Index.

o     Whether a security's rating has changed or is vulnerable to a change.

o     Whether a sector or industry is experiencing change.

o     Changes in the interest rate or economic outlook.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 13P

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - DIVERSIFIED BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+5.70%   +8.83%   +1.51%   +1.70%   +5.41%   +7.67%   +5.53%   +4.48%   +4.48%
--------------------------------------------------------------------------------------
 1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                   1 YEAR    5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Bond Fund                                  %          %            %
-------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)                     %          %            %
-------------------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Index                              %          %            %
-------------------------------------------------------------------------------------------------

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

14P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Scott Kirby, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

o     Co-managed the Fund since 2002.

o     Leader of the investment grade corporate bond sector team.

o     Joined RiverSource Investments in 2002.

o Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

o     Began investment career in 1986.

o     MBA, University of Michigan.

Nicholas Pifer, CFA, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Portfolio Manager

o     Co-managed the Fund since 2003.

o     Leader of the high yield sector team.

o     Joined RiverSource Investments in 1997.

o     Began investment career in 1989.

o     MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 15P

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, achieving these objectives cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by:

o     Identifying stocks that are selling at low prices in relation to:

      o     current and projected earnings;

      o     current and projected dividends; and

      o     historic price levels.

o     Identifying companies with moderate growth potential based on:

      o     effective management, as demonstrated by overall performance, and

      o     financial strength.

o     Identifying companies with dividend-paying stocks.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

16P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

         RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-0.78%    +2.14%    -19.03%    +41.16%    +18.20%
----------------------------------------------------------
 2000      2001      2002       2003       2004       2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                 1 YEAR    5 YEARS     SINCE INCEPTION
------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund                       %          %                %(a)
------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index
(reflects no deduction for fees, expenses or taxes)                   %          %                %(b)
------------------------------------------------------------------------------------------------------
Lipper Equity Income Funds Index                                      %          %                %(b)
------------------------------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lowER price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 17P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are: Warren Spitz, Senior Portfolio Manager

o     Managed the Fund since 2000.

o     Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

o     Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o     Began investment career in 1984.

o     MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o     Began investment career in 1981.

o     MBA, University of Minnesota.


Laton Spahr, CFA, Portfolio Manager


o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o     Began investment career in 1998.

o     MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

o     Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

o     Began investment career in 1987.

o     MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

18P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

      o     Evaluating the opportunities and risks within regions and sectors;

      o     Assessing valuations; and

      o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

      The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 19P

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the Fund's manager when entering into the derivative instrument.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


------------------------------------------------------------------------------

20P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - EMERGING MARKETS FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

         -1.38%      -5.44%       +40.34%     +24.15%
         ----------------------------------------------------------
          2001        2002          2003        2004          2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                              1 YEAR    5 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
RiverSource VP - Emerging Markets Fund                                             %          %              %(a)
-----------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)    %          %              %(b)
-----------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Index                                                %          %              %(b)
-----------------------------------------------------------------------------------------------------------------

(a)   Inception date is May 1, 2000.

(b)   Measurement period started May 1, 2000.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 21P

MANAGEMENT

RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

o     Managed the Fund since 2000.

o     Joined Threadneedle in 2003.

o Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

o     BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

o     Managed the Fund since 2003.

o     Joined Threadneedle in 2001 as a fund manager.

o Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

o     BA (Hons) Oxford University 1996.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

22P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest in foreign securities.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day management of the Fund.

Davis conducts extensive research to try to identify businesses that possess characteristics that may foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis seeks to purchase stocks when the market price is less than Davis' estimate of intrinsic value. Intrinsic value depends upon Davis' estimate of the company's ability to generate increasing levels of free cash flow. Davis uses the Davis Investment Discipline to make these estimates. In evaluating whether to sell a security, Davis considers, among other factors, whether the stock's market price exceeds Davis' estimate of intrinsic value, or if Davis believes the ratio of the risks and rewards of continuing to own the company is no longer attractive.

Davis has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis searches for companies that possess a majority or an appropriate mix of these characteristics:

o     Excellent management.

o     Managers who own stock in their own company.

o     Strong returns on investments of an issuer's capital.

o     A lean expense structure.

o     A dominant or growing market share in a growing market.

o     A proven record as an acquirer.

o     A strong balance sheet.

o     Products or services that are not likely to become obsolete.

o     Successful international operations.

o     Innovation in all aspects of operations.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 23P

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadvisor has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (4) the risk that the financial services sector has become increasingly competitive.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full year of operation. The Fund began operations on ____________, 2006.

When available the Fund intends to compare its performance to the performance of Standard & Poor's 500 Index (S&P 500 Index), the Russell 1000(R) Value Index and the Lipper Large-Cap Value Funds Index.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

DAVIS

Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:

o Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

o Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------

24P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

o     Considering opportunities and risks by credit rating and currency.

o     Identifying investment-grade U.S. and foreign bonds.

o     Identifying below investment-grade U.S. and foreign bonds.

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued.

o     The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may purchase derivative instruments to produce incremental earnings, to increase flexibility, or to hedge against existing positions, interest rate fluctuations or currency fluctuations.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the use of derivative instruments, if prices do not move in the direction anticipated by the Fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 25P

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


------------------------------------------------------------------------------

26P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - GLOBAL BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+3.83%    +8.05%   -4.40%   +3.24%   +1.34%   +14.98%  +13.01%  +10.03%
------------------------------------------------------------------------------
 1997      1998     1999     2000     2001      2002     2003     2004    2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                 1 YEAR      5 YEARS       SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                                     %            %                  %(a)
----------------------------------------------------------------------------------------------------------
Lehman Brothers Global Aggregate Index
(reflects no deduction for fees, expenses or taxes)                   %            %                  %(b)
----------------------------------------------------------------------------------------------------------
Lipper Global Income Funds Index                                      %            %                  %(b)
----------------------------------------------------------------------------------------------------------

(a)   Inception date is May 1, 1996.

(b)   Measurement period started May 1, 1996.

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 27P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

o     Managed the Fund since 2000.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------

28P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

o Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

o Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

o The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index and 50% of the Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) which, as of June 1, 2006, was ___ years on an unadjusted basis, and ___ years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 29P

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

   RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    +X.XX%
                                    -------
                                     2005

During the periods shown in the bar chart, the highest return for a calendar quarter was ___%. (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return as of Sept. 30, 2006 was ___%.


------------------------------------------------------------------------------

30P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                                    1 YEAR      SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund                                               %                %(a)
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Global Inflation Linked Index (reflects no deduction for fees, expenses or taxes)         %                %(b)
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Inflation Protected Securities Index
(reflects no deduction for fees, expenses or taxes)                                                       %                %(b)
-------------------------------------------------------------------------------------------------------------------------------
Blended Index (reflects no deduction for fees, expenses or taxes)                                         %                %(b)
-------------------------------------------------------------------------------------------------------------------------------

(a)   Inception date is Sept. 13, 2004.

(b)   Measurement period started ________, 200_.

The Lehman Brothers Global Inflation Linked Index is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden, and France. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lehman Brothers U.S. Treasury Inflation Protected Securities Index is an unmanaged index that measures the performance of the inflation protected obligations of U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Blended Index consists of 50% Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Lehman Brothers U.S. Treasury Inflation Protected Securities Index.

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

o     Co-managed the Fund since 2004.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

Nicholas Pifer, CFA, Portfolio Manager

o     Co-managed the Fund since 2005.

o     Leader of the global sector team.

o     Joined RiverSource Investments in 2000.

o     Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o     Began investment career in 1990.

o     MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 31P

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

o     Management's track record.

o     Financial strength.

o     Competitive market or product position.

o Technological advantage (more advanced technology or proven technology advantage) over competitors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o     The investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

32P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                   RIVERSOURCE VP - GROWTH FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          -19.30%    -30.95%   -26.10%   +21.43%    +8.43%
          ---------------------------------------------------------
            2000       2001      2002      2003      2004     2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                 1 YEAR   5 YEARS   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
RiverSource VP - Growth Fund                                                          %         %              %(a)
-------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses or taxes)      %         %              %(b)
-------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index                                                   %         %              %(b)
-------------------------------------------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higheR price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2002.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School, University of Pennsylvania.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 33P

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the Fund's investment manager (RiverSource Investments, LLC) chooses investments by:

o     Reviewing interest rate and economic forecasts.

o     Reviewing credit characteristics.

o     Identifying securities and/or companies that:

      o     have medium and low quality ratings,

      o have similar qualities to securities or companies with medium or low quality ratings, in the investment manager's opinion, even though they are not rated or have been given a different rating by a rating agency,

      o     have growth potential,

      o have the potential to increase in value as their credit ratings improve.

o     Buying securities that are expected to outperform other securities.

o     Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

      o     The interest rate or economic outlook changes.

      o     A sector or industry is experiencing change.

      o     A security's rating is changed.

      o     The security is overvalued relative to alternative investments.

      o The company does not meet the investment manager's performance expectations.

      o     The investment manager wishes to lock in profits.

      o     The investment manager identifies a more attractive opportunity.

      o The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.


------------------------------------------------------------------------------

34P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - HIGH YIELD BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)


 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+13.37%   -4.41%   +6.24%   -9.31%   +4.93%   -6.58%  +25.17%  +11.40%
------------------------------------------------------------------------------
  1997     1998     1999     2000     2001     2002     2003     2004    2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                 1 YEAR     5 YEARS     SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund                                 %           %                %(a)
-------------------------------------------------------------------------------------------------------
JP Morgan Global High Yield Index
(reflects no deduction for fees, expenses or taxes)                   %           %                %(b)
-------------------------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds Index                            %           %                %(b)
-------------------------------------------------------------------------------------------------------

(a)   Inception date is May 1, 1996.

(b)   Measurement period started May 1, 1996.

The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 35P

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Member of the high yield sector team.

o     Joined RiverSource Investments in 1990.

o     Began investment career in 1986.

o     MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Schroepfer is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

36P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations or changes in interest rates or credit quality).

o Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o The issuer or the security continues to meet the standards described above.

o     A sector or industry is experiencing change.

o     The interest rate or economic outlook changes.

o     A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 37P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

            RIVERSOURCE VP - INCOME OPPORTUNITIES FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    +X.XX%
                                   ---------
                                     2005

During the periods shown in the bar chart, the highest return for a calendar quarter was ___%. (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return as of Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                           1 YEAR          SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
RiverSource VP - Income Opportunities Fund                                      %                     %(a)
-----------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index
(reflects no deduction for fees, expenses or taxes)                             %                     %(b)
-----------------------------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds Index                                      %                     %(b)
-----------------------------------------------------------------------------------------------------------

(a)   Inception date is June 1, 2004.

(b)   Measurement period started ______, 200_.

The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

38P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

o     Has managed the Fund since 2004.

o     Member of the high yield sector team.

o     Joined RiverSource Investments in 1994 as a high yield analyst.

o     Began investment career in 1986.

o     MBA, University of Wisconsin - Milwaukee.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Lavin is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 39P

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

o Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o Implementing rigorous risk control processes that ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using Threadneedle's extensive research, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

      o     Evaluating the opportunities and risks within regions and sectors;

      o     Assessing valuations; and

      o Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

      The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

------------------------------------------------------------------------------

40P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The Fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the Fund's investment manager when entering into the derivative instrument.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 41P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

         RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+9.03%  +2.73%  +15.82%  +45.63%  -24.93%  -28.69%  -18.25%  +28.07%  +17.41%
-------------------------------------------------------------------------------------
 1996    1997     1998     1999     2000     2001     2002     2003     2004    2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                              1 YEAR      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------
RiverSource VP - International Opportunity Fund                                    %            %            %
---------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)                %            %            %
---------------------------------------------------------------------------------------------------------------
Lipper International Large-Cap Core Funds Index                                    %            %            %
---------------------------------------------------------------------------------------------------------------

The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

42P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT


RiverSource Investments contracts with and compensates Threadneedle International Limited (Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.


Threadneedle manages the Fund's assets based on its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

o     Head of managed funds.

o     Managed the Fund since 2003.

o Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

o     Began investment career in 1980.

o     MA, Oxford University.

Dominic Rossi, Portfolio Manager

o     Head of Global Equities.

o     Managed the Fund since 2003.

o     Joined Threadneedle in 1997 as head of Latin American equities.

o     Began investment career in 1986.

o     MBA, City University, London.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 43P

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND

OBJECTIVE

The Fund seeks capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

      o     Effective management.

      o     Financial strength.

      o     Competitive market or product position.

      o     Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

o Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

      o because one or more of their valuation ratios are low relative to historical levels for the stock,

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

      o because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

o     The security is overvalued relative to other potential investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o     A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

44P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - LARGE CAP EQUITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

+7.71%   +24.14%  +24.12%  +23.75%  -17.46%  -18.11%  -22.03%  +29.22%   +5.88%
---------------------------------------------------------------------------------------
 1996      1997     1998     1999     2000     2001     2002     2003     2004    2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                               1 YEAR      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Equity Fund                                              %            %            %
---------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)           %            %            %
---------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                   %            %            %
---------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index                                                   %            %            %
---------------------------------------------------------------------------------------------------------------

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 45P

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

o     Began investment career in 1993.

o     MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

46P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities, such as preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:

o Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o     Identifying stocks that are undervalued:

      o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

      o because one or more of their valuation ratios are low relative to historical levels for the stock,

      o because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers, or

      o because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.

In deciding whether to sell a security, the investment manager considers whether:

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o     The security is overvalued relative to other potential investments.

o     A more attractive opportunity has been identified.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and, therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 47P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - LARGE CAP VALUE FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    +X.XX%
                                   ---------
                                     2005

During the periods shown in the bar chart, the highest return for a calendar quarter was ___%. (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return as of Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                    1 YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Value Fund                                                    %                %(a)
--------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)          %                %(b)
--------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index                                                       %                %(b)
--------------------------------------------------------------------------------------------------------------

(a)   Inception date is Feb. 4, 2004.

(b)   Measurement period started _________, 200_.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with loWER price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Robert Ewing, CFA, Portfolio Manager

o     Managed the Fund since 2004.

o     Joined RiverSource Investments in 2002.

o     Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

o     Began investment career in 1988.

o     BS, Boston College Carroll School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

48P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $___ billion to $___ billion as of Aug. 31, 2006. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by:

o     Identifying companies that it believes exhibit the following traits:

      o     management's track record,

      o     financial strength,

      o growth potential (on average a company's ability to generate future earnings growth of at least 15% per year), and

      o     competitive market position.

o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

o Considering market trends and identifying opportunities within multiple industries that offer a compelling risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o The company has met the investment manager's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's performance.

o The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 49P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - MID CAP GROWTH FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                  -13.76%    +22.57%    +9.10%
                  ---------------------------------------
                    2002       2003      2004      2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                    1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund                                                     %                      %(a)
--------------------------------------------------------------------------------------------------------------------
Russell Midcap(R) Growth Index (reflects no deduction for fees, expenses or taxes)       %                      %(b)
--------------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Index                                                        %                      %(b)
--------------------------------------------------------------------------------------------------------------------

(a)   Inception date is May 1, 2001.

(b)   Measurement period started May 1, 2001.

The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Duncan J. Evered, Portfolio Manager

o     Managed the Fund since 2001.

o     Joined RiverSource Investments in 1994.

o     Began investment career in 1984.

o     MBA, Stanford School of Business.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

50P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. At Aug. 31, 2006, the range of the Index was between $___ million and $___ billion. The market capitalization range of the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by:

o Selecting companies that are undervalued based on a variety of measures, such as price/earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

o     Identifying companies with growth potential based on:

      o     effective management, as demonstrated by overall performance, and

      o     financial strength.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The security has reached the investment manager's price objective.

o The company has met the investment manager's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 51P

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund began operations on May 2, 2005.

The Fund intends to compare its performance to the Russell Midcap(R) Value Index, an unmanaged index that measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Fund also intends to compare its performance to the Lipper Mid-Cap Value Funds Index that includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

o     Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

o     Began investment career in 1984.

o     MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o     Began investment career in 1981.

o     MBA, University of Minnesota.


Laton Spahr, CFA, Portfolio Manager


o     Managed the Fund since 2005.

o     Joined RiverSource Investments in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o     Began investment career in 1998.

o     MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Associate Portfolio Manager

o     Managed the Fund since 2006.

o     Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

o     Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

o     Began investment career in 1987.

o     MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

52P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500 performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the SAI. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 53P

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent ant timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

               RIVERSOURCE VP - S&P 500 INDEX FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

              -12.46%     -22.42%    +27.99%     +10.27%
              ----------------------------------------------------
               2001        2002       2003         2004       2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.


------------------------------------------------------------------------------

54P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                    1 YEAR      SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund                                                      %                  %(a)
----------------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or taxes)                        %                  %(b)
----------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Objective Funds Index                                                     %                  %(b)
----------------------------------------------------------------------------------------------------------------

(a)   Inception date is May 1, 2000.

(b)   Measurement period started May 1, 2000.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

o     Managed the Fund since 2001.

o     Joined RiverSource Investments in 1990.

o Began investment career in 1996, becoming a quantitative analyst in 1999.

o     BSB, University of Minnesota.

The SAI provides additional information about the portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 55P

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At July 31, 2006, the range of the Index was between $85 million and $409 billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management L.L.P. (WEDGE) (the Subadvisers), which provides day-to-day management for the Fund.

SYSTEMATIC

Systematic's investment strategy originates with a quantitative screening of all U.S. equity companies with market capitalization between $1 billion and $15 billion. The companies are ranked by attractive valuation and a positive earnings catalyst. The screening process generates a research focus list of 150 companies meriting rigorous fundamental analysis to confirm each stock's value and catalysts for appreciation.

Systematic will sell a stock when price appreciation causes the company valuation to expand to fair value, if other investment opportunities present more attractive prospects from a valuation and expected return basis, if analysis leads to an anticipated downward estimate revision, or in the less likely event of a reported negative earnings surprise.

WEDGE

Focusing on companies that meet their value and financial quality parameters, WEDGE employs comprehensive, qualitative and quantitative analysis, seeking stocks with unrecognized value. WEDGE uses two proprietary, fundamentally-based screening models, using publicly available data on all eligible companies. The fundamental value model identifies stocks with the greatest profit potential, based on projected earnings growth, earnings quality, dividend yields and forward price/earnings ratios. To preclude from investing in financially unsound companies, WEDGE then employs their financial quality model, which focuses on multiple earnings growth, profitability, leverage, and liquidity factors. Stocks are then ranked by both models for relative attractiveness. Analysts then identify those stocks with the greatest perceived profit potential. Areas of emphasis include independent earnings forecasts and financial statement analysis, an evaluation of free cash flow generation and return on invested capital, absolute and relative valuations, industry analysis and competitive positioning, management capabilities and incentives. Companies must be approved for purchase by the firm's Investment Policy Committee.

In order to capture profits, limit losses and ensure style consistency, WEDGE will sell a stock when fair valuation is reached, the original investment thesis for a stock materially deteriorates, an upgrade opportunity develops or the stock's fundamental value model ranking falls to a predetermined level.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources,


------------------------------------------------------------------------------

56P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

                RIVERSOURCE VP - SELECT VALUE FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                    +X.XX%
                                    ------
                                     2005

During the periods shown in the bar chart, the highest return for a calendar quarter was ___%. (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return as of Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                    1 YEAR       SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
RiverSource VP - Select Value Fund                                                       %                  %(a)
----------------------------------------------------------------------------------------------------------------
Russell 3000(R) Value Index (reflects no deduction for fees, expenses or taxes)          %                  %(b)
----------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Index                                                       %                  %(b)
----------------------------------------------------------------------------------------------------------------

(a)      Inception date is Feb. 4, 2004.

(b)      Measurement period started _________, 200_.

The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT


RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage the Fund's assets based upon their experience in managing funds with investment goals and strategies substantially similar to those of the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 57P

SYSTEMATIC

Systematic, which has served as Subadviser to the Fund since September 2006, is located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey. Systematic, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by Systematic consists of:

Ronald M. Mushock, CFA, Portfolio Manager

Ron is a partner in the firm and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Additionally, Ron maintains analyst responsibilities within selected economic sectors.

Ron began his career as a quantitative equity analyst with Abel/Noser Corporation, where he specialized in low P/E - Earnings Surprise research. As a financial applications specialist with CSK Software, he developed skills in investment analytics, risk management and technical analysis. Prior to joining Systematic, Ron was an equity analyst with Standard and Poor's Equity Group, where he provided fundamental research coverage for a diverse group of companies spanning a wide range of economic sectors and industries.

Ron is a Chartered Financial Analyst, a member of the Association for Investment Management and Research (AIMR) and a member of the New York Society of Security Analysts (NYSSA). Ron received an M.B.A. in finance and international business from New York University's Stern School of Business, and graduated Summa Cum Laude from Seton Hall University with a B.S. in finance.

D. Kevin McCreesh, CFA, Chief Investment Officer

Kevin is a partner in the firm, and as Chief Investment Officer, has oversight responsibilities for all client portfolios. Although Kevin joined Systematic in 1996, he has been actively involved with Systematic's investment discipline since 1990, as he worked with Joe Joshi at Mitchell Hutchins.

Kevin began his investment career as an analyst in the financial planning and analysis department of IBM's semiconductor manufacturing division. As a senior analyst in Paine Webber's treasury department, and then as controller for Mitchell Hutchins Investment Advisory, Kevin further honed his research and analytical skills. Prior to joining Systematic, he served as equity portfolio manager at Mitchell Hutchins.

Kevin is a Chartered Financial Analyst and a member of the New York Society of Security Analysts (NYSSA). He has an M.B.A. in financial management from Drexel University and a B.S. in geology from the University of Delaware.

WEDGE

WEDGE, which has served as Subadviser to the Fund since September 2006, is located at 301 South College Street, Suite 2900, Charlotte, North Carolina. WEDGE, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by WEDGE consists of:

R. Michael James, General Partner, has thirty-two years of investment experience and is responsible for portfolio management and client service. Prior to forming WEDGE in 1984, Mike was Director of Fixed Income and Securities Trading at First Union National Bank in Charlotte, where he supervised all fixed income portfolios and managed the commingled fixed income funds. He formerly held senior investment and trust management positions with another North Carolina bank. Mike is a graduate of Louisiana State University's School of Banking of the South and received his Bachelor of Arts degree from Wofford College.

Peter F. Bridge, General Partner, has twenty-four years of investment experience and is responsible for portfolio management and client service. Prior to joining WEDGE in 1997, Pete was a Principal and Fixed Income Partner with Barrow, Hanley, Mewhinney & Strauss, Inc. in Dallas, Texas. Pete also served as a consultant to institutional investment managers while employed by SEI Corporation. Pete received a Bachelor of Arts degree in Economics from the University of Arkansas and his Master of Business Administration from Southern Methodist University.

Paul M. VeZolles, CFA, General Partner, has twenty-one years of investment experience and is responsible for equity research on companies with market capitalizations between $1.0 billion and $10.0 billion. Prior to joining WEDGE in 1995, Paul was an Equity Analyst at Palley-Needelman Asset Management in Newport Beach, California, and an Equity Analyst with CMB Investment Counselors in Los Angeles. Paul received his Bachelor of Arts degree in Economics from Indiana University and his Master of Arts in Economics from DePaul University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.



------------------------------------------------------------------------------

58P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

o     Reviewing credit characteristics and the interest rate outlook.

o Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

o Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to alternative investments.

o     The investment manager wishes to lock-in profits.

o     Changes in the interest rate or economic outlook.

o     The investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 59P

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

       RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

          +8.47%     +6.29%     +5.83%     +1.52%     +0.85%
          -----------------------------------------------------------
          2000        2001      2002        2003       2004      2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                 1 YEAR    5 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund                  %          %               %(a)
------------------------------------------------------------------------------------------------------
Lehman Brothers 1-3 Year Government Index
(reflects no deduction for fees, expenses or taxes)                   %          %               %(b)
------------------------------------------------------------------------------------------------------
Lipper Short U.S. Government Funds Index                              %          %               %(b)
------------------------------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.

The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


------------------------------------------------------------------------------

60P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Portfolio Manager

o     Began managing the Fund in 2001.

o     Leader of the structured assets sector team.

o Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

o     Began investment career in 1979.

o     MBA, University of Minnesota.

Jamie Jackson, CFA, Portfolio Manager

o     Began managing the Fund in 2003.

o     Leader of the liquid assets sector team.

o     Joined RiverSource Investments in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o     Began investment career in 1988.

o     MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 61P

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood or the Subadviser), an indirect subsidiary of Ameriprise Financial, Inc., which provides day-to-day management of the Fund. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.


KENWOOD

Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally sell a stock holding if:

o     The stock becomes expensive relative to other stocks in the sector.

o     The company's financial performance fails to meet expectations.


PRINCIPAL RISKS


This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund. The successful use of derivatives depends on the investment manager's ability to manage these complex instruments.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. The quantitative methodology Kenwood employs has been used since Fund (or "the Fund's") inception. There can be no assurance that this methodology will enable the Fund to achieve its objective.



------------------------------------------------------------------------------

62P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

            RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND PERFORMANCE
                          (BASED ON CALENDAR YEARS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

     +4.16%     -6.53%       -17.06%       +47.85%       +18.54%
     -----------------------------------------------------------------------
      2000       2001         2002          2003          2004          2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                           1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Advantage Fund                                       %          %              %(a)
--------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index (reflects no deduction for fees, expenses or taxes)       %          %              %(b)
--------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Index                                               %          %              %(b)
--------------------------------------------------------------------------------------------------------------

(a)   Inception date is Sept. 15, 1999.

(b)   Measurement period started Oct. 1, 1999.

The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 63P

MANAGEMENT


RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investments of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

KENWOOD

Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the Fund are:


Jake Hurwitz, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.

o Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), 1991 to 1998.

o     Began investment career in 1979.

o     MA, University of California; MBA, New York University.

Kent Kelley, CFA, Portfolio Manager

o     Managed the Fund since 1999.

o     Principal of Kenwood Capital Management LLC, since 1998.

o     Chief Executive Officer, TIMCO, 1995 to 1998.

o     Began investment career in 1978.

o     MA, Yale University.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.



------------------------------------------------------------------------------

64P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. At Aug. 31, 2006, the range of the Russell 2000 Value Index was between $__ million and $__ billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates), Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) and River Road Asset Management, LLC (River Road) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock is attractive.

DONALD SMITH

Donald Smith employs a strict bottom-up approach, investing in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research, generally investing in companies with market capitalization over $100 million but less than $1.5 billion.

Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

BARROW, HANLEY

Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 65P

Barrow, Hanley screens the universe of roughly 1,400 companies with market capitalization between $500 million and $3 billion that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

RIVER ROAD

River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage, as these stocks often have considerable discovery value and tend to exhibit lower relative volatility.

There are three general circumstances in which River Road will sell a security:

o Position size exceeds risk management guidelines (a holding will be sold when it achieves price target or becomes too large in the portfolio);

o Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

o     Unacceptable losses accumulate.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore the value of its stocks or bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


------------------------------------------------------------------------------

66P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

              RIVERSOURCE VP - SMALL CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                     -12.13%    +37.86%    +20.01%
                     --------------------------------------
                      2002       2003       2004       2005

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended _________) and the lowest return for a calendar quarter was ___% (quarter ended _________).

The Fund's year-to-date return at Sept. 30, 2006 was ___%.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
------------------------------------------------------------------------------

                                                                                    1 YEAR      SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Value Fund                                                    %                 %(a)
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)          %                 %(b)
----------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Index                                                       %                 %(b)
----------------------------------------------------------------------------------------------------------------

(a)   Inception date is Aug. 14, 2001.

(b)   Measurement period started Sept. 1, 2001.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 67P

MANAGEMENT

RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of Fund's assets to be managed by each Subadviser and may change these proportions at any time.

The Subadvisers manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with RiverSource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

DONALD SMITH

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

o Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

o Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates, which has served as Subadviser to the Fund since March 2004, is located at One Boston Place, 29th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:

o John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

o Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

o Oliver E. Buckley, Chief Investment Officer. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

o Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

o Langton (Tony) C. Garvin, CFA, Senior Vice President and Portfolio Manager. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio Associates, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.


------------------------------------------------------------------------------

68P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

o Patrick M. Slattery, CFA, Vice President/Portfolio Manager. Mr. Slattery received his BA in biology, BS in economics, and MSE in computer science from the University of Pennsylvania. Prior to joining Franklin Portfolio Associates, he was a Senior Vice President at Independence Investment LLC where he was a portfolio manager and quantitative researcher. At Independence he gained extensive experience in the design, development, and maintenance of the technical infrastructure and software applications used to support quantitative research and portfolio management. Mr. Slattery also has software development and application expertise from his time with Edgewater Technology, Inc. and Bachman Information Systems, Inc. He is currently a member of the Boston Security Analysts Society.

BARROW, HANLEY

Barrow, Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Barrow, Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:

o James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 32 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

o John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 28 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

RIVER ROAD

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to River Road are:

o James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value and Equity Income Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 32 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dynamic Equity Income Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.

o R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value Portfolio. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Prior to joining SMC Capital, Inc., he held senior-level positions in the manufacturing and media industries. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

o Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value and Equity Income portfolios. Mr. Sanders has 17 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 69P

FEES AND EXPENSES

Because the Funds are the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy. Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.

ANNUAL FUND OPERATING EXPENSES

------------------------------------------------------------------------------
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------

                                                      MANAGEMENT   DISTRIBUTION       OTHER             FEE WAIVER/EXPENSE    NET
FUND                                                    FEES(a)   (12b-1) FEES(b)   EXPENSES(c)  TOTAL   REIMBURSEMENT(j)   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                            %(i)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                     %             0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                           %             0.13%               %        %          0.08%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Bond Fund                    %             0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund           %(i)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Emerging Markets Fund(d)                 %(h)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Fundamental Value Fund                   %(h)          0.13%               %        %             %            %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                         %             0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Global Inflation Protected
  Securities Fund                                         %             0.13%               %        %          0.14%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Growth Fund                              %(i)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund                     %             0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Income Opportunities Fund                %             0.13%               %        %          0.06%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - International Opportunity Fund(d)        %(h)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Equity Fund                    %(h)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Value Fund                     %(i)          0.13%               %        %          1.51%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Growth                           %(h)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Value Fund                       %             0.13%               %        %          1.90%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund                       %             0.13%               %        %          0.05%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Select Value Fund(e)                     %(h)          0.13%               %        %          0.03%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund      %             0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Advantage Fund(g)              %(i)          0.13%               %        %          0.00%           %
------------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Value Fund(f)                  %(h)          0.13%               %        %          0.02%           %
------------------------------------------------------------------------------------------------------------------------------------

(a)   The Fund pays RiverSource Investments a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(d) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(e) RiverSource Investments pays GAMCO Asset Management, Inc. a fee for sub-investment advisory services.

(f) RiverSource Investments pays Donald Smith, Franklin Portfolio Associates, Barrow, Hanley and River Road a fee for sub-investment advisory services.

(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(h) Includes the impact of a performance incentive adjustment fee that decreased the management fee by ___%. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper _________ Funds Index for RiverSource VP - _________ Fund.

(i) Includes the impact of a performance incentive adjustment that increased the management fee by ___% for RiverSource VP - _________ Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper _________ Funds Index for RiverSource VP - _________ Fund.

(j) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource VP - Core Bond Fund, 1.75% for RiverSource VP - Emerging Markets Fund, 0.75% for RiverSource VP - Global Inflation Protected Securities Fund, 0.99% for RiverSource VP - Income Opportunities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 1.10% for RiverSource VP - Mid Cap Growth Fund, 1.08% for RiverSource VP - Mid Cap Value Fund, 0.50% for RiverSource VP - S&P 500 Index Fund, 1.15% for RiverSource VP - Select Value Fund and 1.30% for RiverSource VP - Small Cap Value Fund.


------------------------------------------------------------------------------

70P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

EXAMPLE

THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 TO A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND                                                              1 YEAR        3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                         $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                                  $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                        $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Bond Fund                                 $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund                        $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Emerging Markets Fund                                 $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Fundamental Value Fund                                $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                                      $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund            $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Growth Fund                                           $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund                                  $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Income Opportunities Fund                             $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - International Opportunity Fund                        $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Equity Fund                                 $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Large Cap Value Fund                                  $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund                                   $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Value Fund                                    $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund                                    $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Select Value Fund                                     $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund                   $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Advantage Fund                              $              $            $            $
------------------------------------------------------------------------------------------------------------------
RiverSource VP - Small Cap Value Fund                                  $              $            $            $
------------------------------------------------------------------------------------------------------------------

THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Portfolio Turnover. Active trading may increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 71P

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

INVESTMENT MANAGER AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource variable portfolio funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource variable portfolio funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Investment Management Services Agreement is available in the Fund's most recent shareholder report.

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource variable portfolio funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. IDS Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or IDS Life), provides underwriting and distribution services to the RiverSource variable portfolio funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource variable portfolio funds pay the transfer agent a fee as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation may pay a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.


------------------------------------------------------------------------------

72P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the RiverSource variable portfolio funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by IDS Life and other affiliated insurance companies (IDS Life). These products may include unaffiliated mutual funds as investment options, and IDS Life receives payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. Within Ameriprise Financial, Inc., IDS Life is allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the RiverSource variable portfolio funds, as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation IDS Life receives from a fund may create an incentive for IDS Life and may influence its decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by IDS Life. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, the Boards of Directors of the Funds intend to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Asset Allocation Program. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, is described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.

Cash Reserves. A fund may invest its daily cash balance in RiverSource Short Term Cash Fund (Short Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 73P

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized costs. However, securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.


------------------------------------------------------------------------------

74P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

MARKET TIMING

The Board of Directors has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board of Directors has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.


------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS 75P

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


------------------------------------------------------------------------------

76P RIVERSOURCE VARIABLE PORTFOLIO FUNDS - PROSPECTUS

Additional information about the Funds and their investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Service Corporation.

RiverSource Variable Portfolio Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

RiverSource Variable Portfolio - Balanced Fund                                             811-4252
RiverSource Variable Portfolio - Cash Management Fund                                      811-3190
RiverSource Variable Portfolio - Core Bond Fund                                            811-3219
RiverSource Variable Portfolio - Diversified Bond Fund                                     811-3219
RiverSource Variable Portfolio - Diversified Equity Income Fund                            811-4252
RiverSource Variable Portfolio - Emerging Markets Fund                                     811-3218
RiverSource Variable Portfolio - Fundamental Value Fund                                    811-10383
RiverSource Variable Portfolio - Global Bond Fund                                          811-3219
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund                811-3219
RiverSource Variable Portfolio - Growth Fund                                               811-3218
RiverSource Variable Portfolio - High Yield Bond Fund                                      811-3219
RiverSource Variable Portfolio - Income Opportunities Fund                                 811-3219
RiverSource Variable Portfolio - International Opportunity Fund                            811-3218
RiverSource Variable Portfolio - Large Cap Equity Fund                                     811-3218
RiverSource Variable Portfolio - Large Cap Value Fund                                      811-3218
RiverSource Variable Portfolio - Mid Cap Growth Fund                                       811-3218
RiverSource Variable Portfolio - Mid Cap Value Fund                                        811-3218
RiverSource Variable Portfolio - S&P 500 Index Fund                                        811-3218
RiverSource Variable Portfolio - Select Value Fund                                         811-10383
RiverSource Variable Portfolio - Short Duration U.S. Government Fund                       811-3219
RiverSource Variable Portfolio - Small Cap Advantage Fund                                  811-3218
RiverSource Variable Portfolio - Small Cap Value Fund                                      811-10383

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

                                                           S-6466-99 Z (10/06)

                       STATEMENT OF ADDITIONAL INFORMATION


                                OCT. 30, 2006


 RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME SERIES, INC.
     RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND
     RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
     RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND
     RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND
     RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
     RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

 RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
     RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND
     RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND
     RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
     RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND
     RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND
     RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND
     RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND
     RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

 RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.
     RIVERSOURCE VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

 RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.
     RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND
     RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

 RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
     RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

 RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.
     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND*

* This Fund is closed to new investors.


This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.


Each fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies...................................p.   5
Investment Strategies and Types of Investments.......................................p.   9
Information Regarding Risks and Investment Strategies................................p.  11
Securities Transactions..............................................................p.  33

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager.........p.  40
Valuing Fund Shares..................................................................p.  42
Portfolio Holdings Disclosure........................................................p.  44
Proxy Voting.........................................................................p.  45
Selling Shares.......................................................................p.  46
Capital Loss Carryover...............................................................p.  47
Taxes................................................................................p.  48
Agreements...........................................................................p.  49

Organizational Information...........................................................p.  70
Board Members and Officers...........................................................p.  72
Control Persons and Principal Holders of Securities..................................p.  77
Independent Registered Public Accounting Firm........................................p.  77
Appendix A: Description of Ratings...................................................p.  78
Appendix B: Additional Information About the S&P 500 Index...........................p.  83

LIST OF TABLES


1.   Fund Fiscal Year Ends, Prospectus Dates and Investment Categories...............p.   4

2.   Fundamental Policies............................................................p.   5
3.   Nonfundamental Policies.........................................................p.   7
4.   Investment Strategies and Types of Investments..................................p.   9

5.   Total Brokerage Commissions.....................................................p.  35
6.   Brokerage Directed for Research and Turnover Rates..............................p.  36
7.   Securities of Regular Brokers or Dealers........................................p.  37
8.   Brokerage Commissions Paid to Investment Manager or Affiliates..................p.  40
9.   Valuing Fund Shares.............................................................p.  42
10.  Capital Loss Carryover..........................................................p.  47
11.  Investment Management Services Agreement Fee Schedule...........................p.  49
12.  Lipper Indexes..................................................................p.  53
13.  Performance Incentive Adjustment Calculation....................................p.  53
14.  Management Fees and Nonadvisory Expenses........................................p.  54

15.  Subadvisers and Subadvisory Agreement Fee Schedules.............................p.  56
16.  Subadvisory Fees................................................................p.  57
17.  Portfolio Managers..............................................................p.  58
18.  Administrative Services Agreement Fee Schedule..................................p.  67
19.  Administrative Fees.............................................................p.  68
20.  12b-1 Fees......................................................................p.  69

21.  Fund History Table for RiverSource Variable Portfolio Funds.....................p.  71

22.  Board Members...................................................................p.  72
23.  Fund Officers...................................................................p.  73
24.  Committee Meetings..............................................................p.  74
25.  Board Member Holdings - All Funds...............................................p.  75
26.  Board Member Compensation - All Funds...........................................p.  75
27.  Board Member Compensation - Individual Funds....................................p.  76




RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management) RiverSource Variable Portfolio - Core Bond Fund (Core Bond)
RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund
  (Diversified Equity Income)
RiverSource Variable Portfolio - Emerging Markets Fund (Emerging Markets) RiverSource Variable Portfolio - Fundamental Value Fund (Fundamental Value) RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
  (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund
  (Income Opportunities)
RiverSource Variable Portfolio - International Opportunity Fund
  (International Opportunity)
RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity) RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value) RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Select Value Fund (Select Value)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund
  (Short Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage) RiverSource Variable Portfolio - Small Cap Value Fund (Small Cap Value)




RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 3

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.


                 TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATES AND INVESTMENT CATEGORIES
       --------------------------------------------------------------------------------------------------------------------------
                      FUND                        FISCAL YEAR END            PROSPECTUS DATE         FUND INVESTMENT CATEGORY
       --------------------------------------------------------------------------------------------------------------------------
       Balanced                                  August 31                Oct. 30, 2006                Balanced
       --------------------------------------------------------------------------------------------------------------------------
       Cash Management                           August 31                Oct. 30, 2006                Money market
       --------------------------------------------------------------------------------------------------------------------------
       Core Bond                                 August 31                Oct. 30, 2006                Fixed Income
       --------------------------------------------------------------------------------------------------------------------------
       Core Equity                               December 31              March 1, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Diversified Bond                          August 31                Oct. 30, 2006                Fixed Income
       --------------------------------------------------------------------------------------------------------------------------
       Diversified Equity Income                 August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Emerging Markets                          August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Fundamental Value                         August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Global Bond                               August 31                Oct. 30, 2006                Fixed Income
       --------------------------------------------------------------------------------------------------------------------------
       Global Inflation Protected Securities     August 31                Oct. 30, 2006                Fixed Income
       --------------------------------------------------------------------------------------------------------------------------
       Growth                                    August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       High Yield Bond                           August 31                Oct. 30, 2006                Fixed Income
       --------------------------------------------------------------------------------------------------------------------------
       Income Opportunities                      August 31                Oct. 30, 2006                Fixed Income
       --------------------------------------------------------------------------------------------------------------------------
       International Opportunity                 August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Large Cap Equity                          August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Large Cap Value                           August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Mid Cap Growth                            August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Mid Cap Value                             August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       S&P 500 Index                             August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Select Value                              August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Short Duration U.S. Government            August 31                Oct. 30, 2006                Fixed Income
       --------------------------------------------------------------------------------------------------------------------------
       Small Cap Advantage                       August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------
       Small Cap Value                           August 31                Oct. 30, 2006                Equity
       --------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND:  The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

ADDITIONALLY FOR CASH MANAGEMENT:  The fund will not:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES
The fund will not:

----------------------------------------------------------------------------------------------------------------------------------
                                          A             B             C              D                E                   F

                                    BUY OR SELL   BUY OR SELL   ISSUE SENIOR     BUY MORE THAN   INVEST MORE THAN    CONCENTRATE IN
      FUND                          REAL ESTATE   COMMODITIES    SECURITIES    10% OF AN ISSUER   5% IN AN ISSUER   ANY ONE INDUSTRY
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                 A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                          A2                           C1              D1                E1                 F2
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                              A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                         A1             B1                            D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                         A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                        A1             B2            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                              A1             B1            C1              D1                                   F1
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities    A1             B1            C1                                                   F1
------------------------------------------------------------------------------------------------------------------------------------
Growth                                   A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                          A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                     A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 5

----------------------------------------------------------------------------------------------------------------------------------
                                          A             B             C              D                E                   F

                                    BUY OR SELL   BUY OR SELL   ISSUE SENIOR     BUY MORE THAN   INVEST MORE THAN    CONCENTRATE IN
      FUND                          REAL ESTATE   COMMODITIES    SECURITIES    10% OF AN ISSUER   5% IN AN ISSUER   ANY ONE INDUSTRY
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                         A1             B1                            D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                          A1             B2            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                           A1             B1                            D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                            A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                            A1             B1            C1                                                   F1
------------------------------------------------------------------------------------------------------------------------------------
Select Value                             A1             B2            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government           A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                      A1             B1            C1              D1                E1                 F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                          A1             B2            C1                                                   F1
------------------------------------------------------------------------------------------------------------------------------------

A.    BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B.    BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C.    ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D.    BUY MORE THAN 10% OF AN ISSUER

      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

E.    INVEST MORE THAN 5% IN AN ISSUER

      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

F.    CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
            (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 6

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        TABLE 3. NONFUNDAMENTAL POLICIES

The following are guidelines that may be changed by the Board at any time:

----------------------------------------------------------------------------------------------------------------
                                                    A            B              C            D            E

                                                 DEPOSIT                                  MARGIN,       MONEY
                                                    ON       ILLIQUID      INVESTMENT     SELLING      MARKET
                FUND                             FUTURES    SECURITIES      COMPANIES      SHORT     SECURITIES
----------------------------------------------------------------------------------------------------------------
Balanced                                            A1          B1             C1            D2           E1
----------------------------------------------------------------------------------------------------------------
                                                                                            See
Cash Management                                                 B2             C1          Table 1
----------------------------------------------------------------------------------------------------------------
Core Bond                                           A1          B1             C2            D4           E1
----------------------------------------------------------------------------------------------------------------
Core Equity                                         A1          B1             C1            D4           E1
----------------------------------------------------------------------------------------------------------------
Diversified Bond                                    A1          B1             C1            D3           E1
----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                           A1          B1             C1            D2           E1
----------------------------------------------------------------------------------------------------------------
Emerging Markets                                    A1          B1             C1            D1           E1
----------------------------------------------------------------------------------------------------------------
Fundamental Value                                   A1          B2             C2            D7           E2
----------------------------------------------------------------------------------------------------------------
Global Bond                                         A1          B1             C1            D2           E1
----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities               A1          B1             C1            D4
----------------------------------------------------------------------------------------------------------------
Growth                                              A1          B1             C1            D4           E1
----------------------------------------------------------------------------------------------------------------
High Yield Bond                                     A1          B1             C1            D3           E1
----------------------------------------------------------------------------------------------------------------
Income Opportunities                                A1          B1             C1            D4           E1
----------------------------------------------------------------------------------------------------------------
International Opportunity                           A1          B1             C3            D1           E1
----------------------------------------------------------------------------------------------------------------
Large Cap Equity                                    A1          B1             C1            D4           E1
----------------------------------------------------------------------------------------------------------------
Large Cap Value                                     A1          B1             C1            D1           E1
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                      A1          B1             C1            D1           E1
----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                       A1          B1             C1            D2           E1
----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                       A1          B1                           D6
----------------------------------------------------------------------------------------------------------------
Select Value                                        A1          B1             C2            D1           E1
----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                      A1          B1             C1            D5           E1
----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                 A1          B1             C1            D1           E1
----------------------------------------------------------------------------------------------------------------
Small Cap Value                                     A1          B1             C1            D1           E1
----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                      F             G            H             I             J

                                                 INVESTING TO                                              INVEST
                                                  CONTROL OR     FOREIGN          DEBT       EQUITY         WHILE
                FUND                                MANAGE     SECURITIES(1)  SECURITIES   SECURITIES     BORROWING
---------------------------------------------------------------------------------------------------------------------
Balanced                                               F1         G1-25%
---------------------------------------------------------------------------------------------------------------------

Cash Management                                                   G1-25%          H9
---------------------------------------------------------------------------------------------------------------------
Core Bond                                              F1         G1-15%
---------------------------------------------------------------------------------------------------------------------
Core Equity                                            F1         G1-20%         H10
---------------------------------------------------------------------------------------------------------------------

Diversified Bond                                       F1         G1-15%

---------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                              F1         G1-25%          H7
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                                       F1         G1-100%       H1, H5
---------------------------------------------------------------------------------------------------------------------
Fundamental Value                                      F1                                                    J1
---------------------------------------------------------------------------------------------------------------------
Global Bond                                            F1         G1-100%         H8
---------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                             G1-15%
---------------------------------------------------------------------------------------------------------------------
Growth                                                 F1         G1-25%          H3
---------------------------------------------------------------------------------------------------------------------
High Yield Bond                                        F1         G1-25%                       I1
---------------------------------------------------------------------------------------------------------------------
Income Opportunities                                   F1         G1-25%
---------------------------------------------------------------------------------------------------------------------
International Opportunity                              F1         G2-100%
---------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                       F1         G1-25%
---------------------------------------------------------------------------------------------------------------------
Large Cap Value                                        F1         G1-20%          H5
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                         F1         G1-15%          H4
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                          F1         G1-25%          H6
---------------------------------------------------------------------------------------------------------------------
S&P 500 Index
---------------------------------------------------------------------------------------------------------------------
Select Value                                                      G1-20%          H2                         J1
---------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                         F1
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage
---------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                                                              J1
---------------------------------------------------------------------------------------------------------------------

A.    DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

B.    ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 7

C.    INVESTMENT COMPANIES

      C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

      C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

      C3 - The fund will not invest more than 10% of its total assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.

D.    MARGIN/SELLING SHORT

      D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

      D2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      D3 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

      D4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      D5 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

      D6 - The fund will not buy on margin, except the fund may make margin payments in connection with transactions in futures contracts.

      D7 - The fund will not buy on margin or sell securities short, except in connection with derivative instruments.

E.    MONEY MARKET SECURITIES

      E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

      E2 - Ordinarily, less than 20% of the fund's total assets are invested in money market instruments.

F.    INVESTING TO CONTROL OR MANAGE

      F1 -  The fund will not invest in a company to control or manage it.

G.    FOREIGN SECURITIES

      G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      G2 - The fund may invest its total assets, up to the amount shown, in foreign investments. Normally, investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

H.    DEBT SECURITIES

      H1 -  The fund may invest up to 20% of its net assets in bonds.

      H2 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      H3 - The fund may not purchase debt securities rated below investment grade.

      H4 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      H5 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      H6 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H7 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H8 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 8

      H9 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      H10 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

I.    EQUITY SECURITIES

      I1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

J.    INVEST WHILE BORROWING

      J1 - The fund will not make additional investments while any borrowing remains outstanding.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------------

                       INVESTMENT STRATEGY                        BALANCED       FIXED INCOME      EQUITY       MONEY MARKET

-------------------------------------------------------------------------------------------------------------------------------
Agency and government securities                                      o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Borrowing                                                             o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments                                         o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations                                       o               o              o A
-------------------------------------------------------------------------------------------------------------------------------
Commercial paper                                                      o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Common stock                                                          o              o B              o
-------------------------------------------------------------------------------------------------------------------------------
Convertible securities                                                o              o C              o
-------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                                                       o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Debt obligations                                                      o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                                   o              o D              o
-------------------------------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)                o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                                                 o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                                         o              o E              o
-------------------------------------------------------------------------------------------------------------------------------
Foreign securities                                                    o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Funding agreements                                                    o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                               o              o F              F
-------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                                    o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                                    o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities                                        o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                                                      o               o               G
-------------------------------------------------------------------------------------------------------------------------------
Investment companies                                                  o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                                       o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                       PAGE 9

-------------------------------------------------------------------------------------------------------------------------------

                       INVESTMENT STRATEGY                        BALANCED       FIXED INCOME      EQUITY       MONEY MARKET

-------------------------------------------------------------------------------------------------------------------------------
Loan participations                                                   o               o              o H
-------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                                 o               o              o I              o
-------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                                 o               o               J
-------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                                                 o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Preferred stock                                                       o              o K              o
-------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                                         o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                 o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                         o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Short sales                                                                           L               L
-------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                                                        o               o              o M              o
-------------------------------------------------------------------------------------------------------------------------------
Structured investments                                                o               o               o
-------------------------------------------------------------------------------------------------------------------------------

Swap agreements                                                       o N             o N             o N

-------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                                 o               o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Warrants                                                              o               o               o
-------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments                        o               o               o
-------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities                   o               o               o
-------------------------------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in collateralized bond obligations: Select Value, Small Cap Advantage, and Small Cap Value.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government.

D.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government.

F. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
      Core Bond, Global Inflation Protected Securities, Growth, International Opportunity, Mid Cap Growth, S&P 500 Index, Short Duration U.S. Government, and Small Cap Advantage.

G. The following funds are authorized to invest in inverse floaters: Large Cap Equity.

H.    The following funds are not authorized to invest in loan participations:
      Small Cap Value.

I. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

J.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Large Cap Equity.

K. The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

L. The following funds are authorized to engage in short sales: S&P 500 Index and Short Duration U.S. Government.

M. The following funds are not authorized to invest in sovereign debt: Select Value, Small Cap Advantage, and Small Cap Value.


N. Equity funds are authorized to invest in total return equity swap agreements. Fixed income and balanced funds are authorized to invest in interest rate swap agreements and Commercial Mortgage-Backed Security
      (CMBS) total return swap agreements.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 10

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 11

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.




INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 12

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes, or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 13

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 14

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 15

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.



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Options. An option is a contract. A person who buys a call option for a security
--------
has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer
------------------
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


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

Options on Futures Contracts. Options on futures contracts give the holder a
-----------------------------
right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on
-------------------------
national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to
-----------------------------
the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.
---------------------------

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.



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

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Market Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.



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Spot Rates and Derivative Instruments. A fund may conduct its foreign currency
--------------------------------------
exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.



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

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write
------------------------------
covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.



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

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency
---------------------------------------------
futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.



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

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.



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HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk.



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INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.



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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain


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municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation
------------------------------
that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.



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REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.



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STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or
--------------------
preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.



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Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps,
---------------------
except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees
-------------------
to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract
---------------------
that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. A credit default swap agreement may have as reference
---------------------
obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 31

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 32

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser, and IDS Life Insurance Company (the distributor or IDS Life) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 33

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 34

                      TABLE 5. TOTAL BROKERAGE COMMISSIONS


---------------------------------------------------------------------------------------------------
                                         TOTAL BROKERAGE COMMISSIONS
---------------------------------------------------------------------------------------------------
                    FUND                               2006              2005              2004
---------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------
Balanced                                                              $2,213,104        $2,129,661
---------------------------------------------------------------------------------------------------
Cash Management                                                                0                 0
---------------------------------------------------------------------------------------------------
Core Bond                                                                  1,332               200(a)
---------------------------------------------------------------------------------------------------
Diversified Bond                                                          75,344            73,033
---------------------------------------------------------------------------------------------------
Diversified Equity Income                                              1,115,276           618,138
---------------------------------------------------------------------------------------------------
Emerging Markets                                                         946,745           278,501
---------------------------------------------------------------------------------------------------
Fundamental Value                                                            N/A               N/A
---------------------------------------------------------------------------------------------------
Global Bond                                                                6,636             3,972
---------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                          0(b)            N/A
---------------------------------------------------------------------------------------------------
Growth                                                                 1,601,547         1,787,494
---------------------------------------------------------------------------------------------------
High Yield Bond                                                                0             1,774
---------------------------------------------------------------------------------------------------
Income Opportunities                                                           0                 0(c)
---------------------------------------------------------------------------------------------------
International Opportunity                                              2,686,564         2,646,422
---------------------------------------------------------------------------------------------------
Large Cap Equity                                                       9,980,403         5,718,476
---------------------------------------------------------------------------------------------------
Large Cap Value                                                           17,813             7,034(a)
---------------------------------------------------------------------------------------------------
Mid Cap Growth                                                           213,445           121,200
---------------------------------------------------------------------------------------------------
Mid Cap Value                                                              3,616(d)            N/A
---------------------------------------------------------------------------------------------------
S&P 500 Index                                                             22,302            27,420
---------------------------------------------------------------------------------------------------
Select Value                                                              23,335            16,415(a)
---------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                            10,692            33,970
---------------------------------------------------------------------------------------------------
Small Cap Advantage                                                      742,376           770,263
---------------------------------------------------------------------------------------------------
Small Cap Value                                                          742,999           579,839
---------------------------------------------------------------------------------------------------
                                                       2005              2004              2003
---------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------
Core Equity                                          1,668,477           675,098(e)         N/A
---------------------------------------------------------------------------------------------------


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 35

           TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


----------------------------------------------------------------------------------------------------------------------------
                                                       BROKERAGE DIRECTED FOR RESEARCH*
                                                      ----------------------------------               TURNOVER RATES
                                                                             AMOUNT OF
                                                        AMOUNT OF           COMMISSIONS         ----------------------------
                  FUND                                TRANSACTIONS        IMPUTED OR PAID         2006                2005
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
Balanced                                                                                                              131%
----------------------------------------------------------------------------------------------------------------------------
Cash Management                                                                                                       N/A
----------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                                                             339(a)
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                                                                      293(a)
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                                                                              25
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                                                                      120
----------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                                                                     N/A
----------------------------------------------------------------------------------------------------------------------------
Global Bond                                                                                                            79
----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                                                                  29(b)
----------------------------------------------------------------------------------------------------------------------------
Growth                                                                                                                154
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                                                                       106
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                                                                   93
----------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                                                              90
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                                                                      132
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                                                                        52
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                                                                         34
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                                                           7(c)
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                                                           5
----------------------------------------------------------------------------------------------------------------------------
Select Value                                                                                                           31
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                                                        171
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                                                                   112
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                                                                        65
----------------------------------------------------------------------------------------------------------------------------
                                                                                                  2005                2004
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
Core Equity                                             11,529,551              23,822             121                 45(d)
----------------------------------------------------------------------------------------------------------------------------

* Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.


(a) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

(d) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 36

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS


----------------------------------------------------------------------------------------------------------------------------
                                                                                               VALUE OF SECURITIES OWNED AT
            FUND                                         ISSUER                                     END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
Balanced
                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Cash Management
                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Core Bond
                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 37

----------------------------------------------------------------------------------------------------------------------------
                                                                                                VALUE OF SECURITIES OWNED AT
            FUND                                            ISSUER                                  END OF FISCAL PERIOD
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond
                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Emerging Markets
----------------------------------------------------------------------------------------------------------------------------
Fundamental Value
----------------------------------------------------------------------------------------------------------------------------
Global Bond
                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities
----------------------------------------------------------------------------------------------------------------------------
Growth
                                          ----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
High Yield Bond
                                          ----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Income Opportunities
----------------------------------------------------------------------------------------------------------------------------
International Opportunity
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity
                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 38

----------------------------------------------------------------------------------------------------------------------------
              FUND
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index
                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Select Value
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage
                                                ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Small Cap Value
                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
VP Core Equity                                  Citigroup                                                8,886,620
                                                ----------------------------------------------------------------------------
                                                Franklin Resources                                       1,144,102
                                                ----------------------------------------------------------------------------
                                                Legg Mason                                                  83,304
                                                ----------------------------------------------------------------------------
                                                Lehman Brothers Holdings                                 2,342,948
                                                ----------------------------------------------------------------------------
                                                J.P. Morgan Chase & Co.                                  4,838,211
                                                ----------------------------------------------------------------------------
                                                Merrill Lynch & Co.                                        983,914
                                                ----------------------------------------------------------------------------
                                                Morgan Stanley                                           3,191,057
                                                ----------------------------------------------------------------------------
                                                PNC Financial Services Group                             1,915,864
                                                ----------------------------------------------------------------------------
                                                Schwab (Charles)                                           330,251
----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 39

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         PERCENT OF
                                                                                          AGGREGATE
                                                                                            DOLLAR
                                                             AGGREGATE                    AMOUNT OF     AGGREGATE     AGGREGATE
                                                              DOLLAR        PERCENT OF  TRANSACTIONS      DOLLAR        DOLLAR
    FUND                                                     AMOUNT OF      AGGREGATE     INVOLVING     AMOUNT OF     AMOUNT OF
                                               NATURE OF    COMMISSIONS     BROKERAGE    PAYMENT OF    COMMISSIONS   COMMISSIONS
                                  BROKER      AFFILIATION  PAID TO BROKER  COMMISSIONS   COMMISSIONS PAID TO BROKER PAID TO BROKER
                           -------------------------------------------------------------------------------------------------------

                                                                 2006                                      2005           2004
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
Balanced                   American Enterprise    (1)                                                     $3,299*        $10,766*
                           Investment Services
                           Inc. (AEIS)

----------------------------------------------------------------------------------------------------------------------------------
Cash Management            None                                                                                0               0
----------------------------------------------------------------------------------------------------------------------------------

Core Bond                  None                                                                                0               0(a)

----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond           None                                                                                0               0
----------------------------------------------------------------------------------------------------------------------------------

Diversified Equity Income  AEIS                   (1)                                                      1,052*          3,759*

----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets           None                                                                                0               0
----------------------------------------------------------------------------------------------------------------------------------

Fundamental Value          N/A                                                                                 0             N/A

----------------------------------------------------------------------------------------------------------------------------------
Global Bond                None                                                                                0               0
----------------------------------------------------------------------------------------------------------------------------------

Global Inflation           None(b)                                                                             0             N/A
Protected Securities
----------------------------------------------------------------------------------------------------------------------------------
Growth                     AEIS                   (1)                                                        714*         24,351*

----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond            None                                                                                0               0
----------------------------------------------------------------------------------------------------------------------------------

Income Opportunities       None                                                                                0               0(c)

----------------------------------------------------------------------------------------------------------------------------------
International Opportunity  None                                                                                0               0
----------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity           AEIS                   (1)                                                     14,132*         45,985*
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value            AEIS                   (1)                                                          0              17*(a)
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth             AEIS                   (1)                                                          0           1,650*
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value              None(d)                                                                             0             N/A

----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index              None                                                                                0               0
----------------------------------------------------------------------------------------------------------------------------------

Select Value               Gabelli Company        (2)                                                      3,655          11,460(a)

----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 40

----------------------------------------------------------------------------------------------------------------------------------
                                                                                         PERCENT OF
                                                                                          AGGREGATE
                                                                                            DOLLAR
    FUND                                                     AGGREGATE                    AMOUNT OF     AGGREGATE     AGGREGATE
                                                              DOLLAR        PERCENT OF  TRANSACTIONS      DOLLAR        DOLLAR
                                                             AMOUNT OF      AGGREGATE     INVOLVING     AMOUNT OF     AMOUNT OF
                                               NATURE OF    COMMISSIONS     BROKERAGE    PAYMENT OF    COMMISSIONS   COMMISSIONS
                                  BROKER      AFFILIATION  PAID TO BROKER  COMMISSIONS   COMMISSIONS PAID TO BROKER PAID TO BROKER
                           -------------------------------------------------------------------------------------------------------
                                                                 2006                                      2005           2004
----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.        None                                                                                0               0
Government
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        AEIS                   (1)                                                          0               0
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value            M.J. Whitman LLC       (3)                                                          0          45,845
                           -------------------------------------------------------------------------------------------------------
                           Goldman Sachs          (4)                                                        457           3,806
                           -------------------------------------------------------------------------------------------------------
                           Legg Mason Wood        (5)                                                        297               0
                           Walker, Inc.
                           -------------------------------------------------------------------------------------------------------
                                                                 2005                                      2004           2003
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Core Equity                None                                                                                0(e)          N/A
----------------------------------------------------------------------------------------------------------------------------------


* Represents brokerage clearing fees.

(1)   Wholly-owned subsidiary of Ameriprise Financial.

(2)   Affiliate of GAMCO Asset Management, Inc.

(3)   Affiliate of Third Avenue Management LLC.

(4)   Affiliate of Goldman Sachs Management L.P.

(5)   Affiliate of Royce & Associates, LLC.

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 41

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 9. VALUING FUND SHARES

------------------------------------------------------------------------------------------------------------------------------------
                   FUND                                       NET ASSETS        SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

Balanced
------------------------------------------------------------------------------------------------------------------------------------
Cash Management
------------------------------------------------------------------------------------------------------------------------------------
Core Bond
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
------------------------------------------------------------------------------------------------------------------------------------
Global Bond
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities
------------------------------------------------------------------------------------------------------------------------------------
Growth
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index
------------------------------------------------------------------------------------------------------------------------------------
Select Value
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                                                    465,996,209           41,843,716                    11.14
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 42

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 43

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least thirty
(30) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 44

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

      o CORPORATE GOVERNANCE MATTERS - The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

      o CHANGES IN CAPITAL STRUCTURE - The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

      o STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES - The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

      o SOCIAL AND CORPORATE POLICY ISSUES - The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 45

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadvisers(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD


Information regarding how a fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge through riversource.com/funds, or searching the website of the SEC at www.sec.gov.


SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS


Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 46

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 10. CAPITAL LOSS CARRYOVER

----------------------------------------------------------------------------------------------
                          TOTAL         AMOUNT         AMOUNT        AMOUNT         AMOUNT
                      CAPITAL LOSS   EXPIRING IN    EXPIRING IN    EXPIRING IN   EXPIRING IN
        FUND           CARRYOVERS        2007           2008          2009           2010
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------

Balanced
----------------------------------------------------------------------------------------------
Cash Management
----------------------------------------------------------------------------------------------
Core Bond
----------------------------------------------------------------------------------------------
Diversified Bond
----------------------------------------------------------------------------------------------
Diversified Equity
Income
----------------------------------------------------------------------------------------------
Emerging Markets
----------------------------------------------------------------------------------------------
Fundamental Value
----------------------------------------------------------------------------------------------
Global Bond
----------------------------------------------------------------------------------------------
Global Inflation
Protected Securities
----------------------------------------------------------------------------------------------
Growth
----------------------------------------------------------------------------------------------
High Yield Bond
----------------------------------------------------------------------------------------------
Income Opportunities
----------------------------------------------------------------------------------------------
International
Opportunity
----------------------------------------------------------------------------------------------
Large Cap Equity
----------------------------------------------------------------------------------------------
Large Cap Value
----------------------------------------------------------------------------------------------
Mid Cap Growth
----------------------------------------------------------------------------------------------
Mid Cap Value
----------------------------------------------------------------------------------------------
S&P 500 Index
----------------------------------------------------------------------------------------------
Select Value
----------------------------------------------------------------------------------------------
Short Duration
U.S. Government
----------------------------------------------------------------------------------------------
Small Cap Advantage
----------------------------------------------------------------------------------------------
Small Cap Value

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Core Equity                       0
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                          AMOUNT         AMOUNT         AMOUNT        AMOUNT
                        EXPIRING IN   EXPIRING IN    EXPIRING IN    EXPIRING IN
        FUND               2011           2012           2013          2014
----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------

Balanced
----------------------------------------------------------------------------------------
Cash Management
----------------------------------------------------------------------------------------
Core Bond
----------------------------------------------------------------------------------------
Diversified Bond

----------------------------------------------------------------------------------------
Diversified Equity
Income
----------------------------------------------------------------------------------------
Emerging Markets
----------------------------------------------------------------------------------------
Fundamental Value
----------------------------------------------------------------------------------------
Global Bond
----------------------------------------------------------------------------------------
Global Inflation
Protected Securities
----------------------------------------------------------------------------------------

Growth
----------------------------------------------------------------------------------------
High Yield Bond

----------------------------------------------------------------------------------------
Income Opportunities
----------------------------------------------------------------------------------------

International
Opportunity
----------------------------------------------------------------------------------------
Large Cap Equity

----------------------------------------------------------------------------------------
Large Cap Value
----------------------------------------------------------------------------------------
Mid Cap Growth
----------------------------------------------------------------------------------------
Mid Cap Value
----------------------------------------------------------------------------------------
S&P 500 Index
----------------------------------------------------------------------------------------
Select Value
----------------------------------------------------------------------------------------

Short Duration
U.S. Government

----------------------------------------------------------------------------------------
Small Cap Advantage
----------------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------
Core Equity
----------------------------------------------------------------------------------------

It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 47

TAXES

A fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Internal Revenue Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 48

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 11. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                         ANNUAL RATE AT       DAILY RATE ON LAST DAY OF MOST
               FUND                                 ASSETS (BILLIONS)   EACH ASSET LEVEL            RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------

Balanced                                            First $1.0               0.530%                       ______

                                                    Next 1.0                 0.505
                                                    Next 1.0                 0.480
                                                    Next 3.0                 0.455
                                                    Next 1.5                 0.430
                                                    Next 2.5                 0.410
                                                    Next 5.0                 0.390
                                                    Next 9.0                 0.370
                                                    Over 24.0                0.350
------------------------------------------------------------------------------------------------------------------------------------

Cash Management                                     First $1.0               0.330                        ______

                                                    Next 0.5                 0.313
                                                    Next 0.5                 0.295
                                                    Next 0.5                 0.278
                                                    Next 2.5                 0.260
                                                    Next 1.0                 0.240
                                                    Next 1.5                 0.220
                                                    Next 1.5                 0.215
                                                    Next 1.0                 0.190
                                                    Next 5.0                 0.180
                                                    Next 5.0                 0.170
                                                    Next 4.0                 0.160
                                                    Over 24.0                0.150
------------------------------------------------------------------------------------------------------------------------------------

Core Bond                                           First $1.0               0.480              Core Bond - ______
Diversified Bond                                    Next 1.0                 0.455              Diversified Bond - ______

                                                    Next 1.0                 0.430
                                                    Next 3.0                 0.405
                                                    Next 1.5                 0.380
                                                    Next 1.5                 0.365
                                                    Next 1.0                 0.360
                                                    Next 5.0                 0.350
                                                    Next 5.0                 0.340
                                                    Next 4.0                 0.330
                                                    Next 26.0                0.310
                                                    Over 50.0                0.290
------------------------------------------------------------------------------------------------------------------------------------
Core Equity                                         All                      0.400                  0.400
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 49

------------------------------------------------------------------------------------------------------------------------------------
                                                                         ANNUAL RATE AT       DAILY RATE ON LAST DAY OF MOST
               FUND                                 ASSETS (BILLIONS)   EACH ASSET LEVEL            RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------

Diversified Equity Income                           First $1.0               0.600              Diversified Equity Income - ______
Growth                                              Next 1.0                 0.575              Growth - ______
Large Cap Equity                                    Next 1.0                 0.550              Large Cap Equity - ______
Large Cap Value                                     Next 3.0                 0.525              Large Cap Value - ______

                                                    Next 1.5                 0.500
                                                    Next 2.5                 0.485
                                                    Next 5.0                 0.470
                                                    Next 5.0                 0.450
                                                    Next 4.0                 0.425
                                                    Next 26.0                0.400
                                                    Over 50.0                0.375
------------------------------------------------------------------------------------------------------------------------------------

Emerging Markets                                    First $0.25              1.100                  ______

                                                    Next 0.25                1.080
                                                    Next 0.25                1.060
                                                    Next 0.25                1.040
                                                    Next 1.0                 1.020
                                                    Next 5.5                 1.000
                                                    Next 2.5                 0.985
                                                    Next 5.0                 0.970
                                                    Next 5.0                 0.960
                                                    Next 4.0                 0.935
                                                    Next 26.0                0.920
                                                    Over 50.0                0.900
------------------------------------------------------------------------------------------------------------------------------------

Fundamental Value                                   First $0.5               0.730                  ______

                                                    Next 0.5                 0.705
                                                    Next 1.0                 0.680
                                                    Next 1.0                 0.655
                                                    Next 3.0                 0.630
                                                    Over 6.0                 0.600
------------------------------------------------------------------------------------------------------------------------------------

Global Bond                                         First $0.25              0.720                  ______

                                                    Next 0.25                0.695
                                                    Next 0.25                0.670
                                                    Next 0.25                0.645
                                                    Next 6.5                 0.620
                                                    Next 2.5                 0.605
                                                    Next 5.0                 0.590
                                                    Next 5.0                 0.580
                                                    Next 4.0                 0.560
                                                    Next 26.0                0.540
                                                    Over 50.0                0.520
------------------------------------------------------------------------------------------------------------------------------------

Global Inflation Protected Securities               First $1.0               0.440                  ______

                                                    Next 1.0                 0.415
                                                    Next 1.0                 0.390
                                                    Next 3.0                 0.365
                                                    Next 1.5                 0.340
                                                    Next 1.5                 0.325
                                                    Next 1.0                 0.320
                                                    Next 5.0                 0.310
                                                    Next 5.0                 0.300
                                                    Next 4.0                 0.290
                                                    Next 26.0                0.270
                                                    Over 50.0                0.250
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 50

------------------------------------------------------------------------------------------------------------------------------------
                                                                         ANNUAL RATE AT       DAILY RATE ON LAST DAY OF MOST
               FUND                                 ASSETS (BILLIONS)   EACH ASSET LEVEL            RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------

High Yield Bond                                     First $1.0               0.590                  ______

                                                    Next 1.0                 0.565
                                                    Next 1.0                 0.540
                                                    Next 3.0                 0.515
                                                    Next 1.5                 0.490
                                                    Next 1.5                 0.475
                                                    Next 1.0                 0.450
                                                    Next 5.0                 0.435
                                                    Next 5.0                 0.425
                                                    Next 4.0                 0.400
                                                    Next 26.0                0.385
                                                    Over 50.0                0.360
------------------------------------------------------------------------------------------------------------------------------------

Income Opportunities                                First $1.0               0.610                  ______

                                                    Next 1.0                 0.585
                                                    Next 1.0                 0.560
                                                    Next 3.0                 0.535
                                                    Next 1.5                 0.510
                                                    Next 1.5                 0.495
                                                    Next 1.0                 0.470
                                                    Next 5.0                 0.455
                                                    Next 5.0                 0.445
                                                    Next 4.0                 0.420
                                                    Next 26.0                0.405
                                                    Over 50.0                0.380
------------------------------------------------------------------------------------------------------------------------------------

International Opportunity                           First $0.25              0.800                  ______

                                                    Next 0.25                0.775
                                                    Next 0.25                0.750
                                                    Next 0.25                0.725
                                                    Next 1.0                 0.700
                                                    Next 5.5                 0.675
                                                    Next 2.5                 0.660
                                                    Next 5.0                 0.645
                                                    Next 5.0                 0.635
                                                    Next 4.0                 0.610
                                                    Next 26.0                0.600
                                                    Over 50.0                0.570
------------------------------------------------------------------------------------------------------------------------------------

Mid Cap Growth                                      First $1.0               0.700              Mid Cap Growth - ______
Mid Cap Value                                       Next 1.0                 0.675              Mid Cap Value - ______

                                                    Next 1.0                 0.650
                                                    Next 3.0                 0.625
                                                    Next 1.5                 0.600
                                                    Next 2.5                 0.575
                                                    Next 5.0                 0.550
                                                    Next 9.0                 0.525
                                                    Next 26.0                0.500
                                                    Over 50.0                0.475
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 51

------------------------------------------------------------------------------------------------------------------------------------
                                                                         ANNUAL RATE AT       DAILY RATE ON LAST DAY OF MOST
               FUND                                 ASSETS (BILLIONS)   EACH ASSET LEVEL           RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                                       First $1.0               0.220                  ______

                                                    Next 1.0                 0.210
                                                    Next 1.0                 0.200
                                                    Next 4.5                 0.190
                                                    Next 2.5                 0.180
                                                    Next 5.0                 0.170
                                                    Next 9.0                 0.160
                                                    Next 26.0                0.140
                                                    Over 50.0                0.120
------------------------------------------------------------------------------------------------------------------------------------

Select Value                                        First $0.50              0.780                  ______

                                                    Next 0.50                0.755
                                                    Next 1.00                0.730
                                                    Next 1.00                0.705
                                                    Next 3.00                0.680
                                                    Over 6.00                0.650
------------------------------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                      First $1.0               0.480                  ______

                                                    Next 1.0                 0.455
                                                    Next 1.0                 0.430
                                                    Next 3.0                 0.405
                                                    Next 1.5                 0.380
                                                    Next 1.5                 0.365
                                                    Next 1.0                 0.340
                                                    Next 5.0                 0.325
                                                    Next 5.0                 0.315
                                                    Next 4.0                 0.290
                                                    Next 26.0                0.275
                                                    Over 50.0                0.250
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                                 First $0.25              0.790                  ______

                                                    Next 0.25                0.765
                                                    Next 0.25                0.740
                                                    Next 0.25                0.715
                                                    Next 1.00                0.690
                                                    Over 2.00                0.665
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Value                                     First $0.25              0.970                  ______

                                                    Next 0.25                0.945
                                                    Next 0.25                0.920
                                                    Next 0.25                0.895
                                                    Over 1.00                0.870
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 52

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to the Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

                            TABLE 12. LIPPER INDEXES

-----------------------------------------------------------------------------------------------------------------
                                                                                                FEE INCREASE OR
              FUND                                      LIPPER INDEX                              (DECREASE)
-----------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------

Balanced                               Lipper Balanced Funds Index
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income              Lipper Equity Income Funds Index
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                       Lipper Emerging Markets Funds Index
-----------------------------------------------------------------------------------------------------------------
Fundamental Value                      Lipper Large-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------------------
Growth                                 Lipper Large-Cap Growth Funds Index
-----------------------------------------------------------------------------------------------------------------
International Opportunity              Lipper International Large-Cap Core Funds Index
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity                       Lipper Large-Cap Core Funds Index
-----------------------------------------------------------------------------------------------------------------
Large Cap Value                        Lipper Large-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Lipper Mid-Cap Growth Funds Index
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                          Lipper Mid-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------------------
Select Value                           Lipper Multi-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    Lipper Small-Cap Core Funds Index
-----------------------------------------------------------------------------------------------------------------
Small Cap Value                        Lipper Small-Cap Value Funds Index

-----------------------------------------------------------------------------------------------------------------

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 13. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

------------------------------------------------------------------------------------------------------------------------------------
                        EQUITY FUNDS                                                               BALANCED FUNDS
------------------------------------------------------------------------------------------------------------------------------------
 PERFORMANCE                                                          PERFORMANCE
 DIFFERENCE                      ADJUSTMENT RATE                      DIFFERENCE                      ADJUSTMENT RATE
------------------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%     0                                                     0.00%-0.50%        0
------------------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%     6 basis points times the performance difference       0.50%-1.00%        6 basis points times the performance
                over 0.50%, times 100 (maximum of 3 basis points if                      difference over 0.50%, times 100 (maximum
                a 1% performance difference)                                             of 3 basis points if a 1% performance
                                                                                         difference)
------------------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%     3 basis points, plus 3 basis points times the         1.00%-2.00%        3 basis points, plus 3 basis points times
                performance difference over 1.00%,                                       the performance difference over 1.00%,
                times 100 (maximum 6 basis points if a                                   times 100 (maximum 6 basis points if a 2%
                2% performance difference)                                               performance difference)
------------------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%     6 basis points, plus 2 basis points times the         2.00%-3.00%        6 basis points, plus 2 basis points times
                performance difference over 2.00%,                                       the performance difference over 2.00%,
                times 100 (maximum 10 basis points if a                                  times 100 (maximum 8 basis points if a 3%
                4% performance difference)                                               performance difference)
------------------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%     10 basis points, plus 1 basis point times the         3.00% or more      8 basis points
                performance difference over 4.00%,
                times 100 (maximum 12 basis points if a
                6% performance difference)
------------------------------------------------------------------------------------------------------------------------------------
6.00% or more   12 basis points
------------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 53

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 14. MANAGEMENT FEES AND NONADVISORY EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
                   FUND                                     MANAGEMENT FEES                           NONADVISORY EXPENSES
                                          ------------------------------------------------------------------------------------------

                                               2006             2005               2004           2006        2005        2004

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

Balanced                                                     $16,475,472        $14,949,024                 $879,722     $621,427
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                3,618,791          3,943,361                  239,685      153,930
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                        290,514            108,039(a)                64,359       27,209(a)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                              10,446,764         10,267,470                  654,797      486,884
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                      7,790,892          3,909,591                  669,524      394,376
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                               1,128,628            333,875                  207,894       83,718
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                    N/A                N/A                      N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                    4,107,042          3,087,011                  312,839      217,046
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                            167,833(b)             N/A                   26,773(b)       N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                                                         2,023,076          1,444,157                  154,684      307,329
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                7,533,530          6,361,088                  422,329      266,908
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                             165,239             24,242(c)                35,712        6,812(c)
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                      8,953,186          6,271,576                  689,296      418,998
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                              15,079,399         13,899,157                  834,053      471,564
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                   70,240             17,499(a)                21,370        7,089(a)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 54

---------------------------------------------------------------------------------------------------------------------------------
                   FUND                                     MANAGEMENT FEES                           NONADVISORY EXPENSES
                                                    -----------------------------------------------------------------------------

                                                2006                2005             2004           2006         2005        2004
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                    1,435,137       1,207,591                    130,183    212,938
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                        10,481(d)          N/A                      2,241(d)     N/A
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                       973,909          691,747                     8,545     (3,134)
---------------------------------------------------------------------------------------------------------------------------------
Select Value                                                        123,757           26,064(a)                    N/A     25,807
---------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                    3,045,061        2,917,663                   207,177    151,503
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                               1,757,829        1,319,284                   190,155    107,639
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                   3,087,940        1,775,982                   302,252    232,430
---------------------------------------------------------------------------------------------------------------------------------
                                                  2005           2004             2003           2005         2004        2003
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------
Core Equity                                     1,966,532       630,305(e)         N/A          (1,810)         0(e)        N/A
---------------------------------------------------------------------------------------------------------------------------------


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

(e) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.




MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 55

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

         TABLE 15. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
           FUND                               SUBADVISER NAME                 IF ANY                        FEE SCHEDULE
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------

Emerging Markets           Threadneedle International Limited(a)                 A     0.45% on the first $150 million, reducing to
                           (Threadneedle) (effective July 9, 2004)                      0.30% as assets increase, and subject to a
                                                                                           performance incentive adjustment(c)
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value          Davis Selected Advisers, LP (Davis) (a), (b)         N/A    0.45% on the first $100 million, reducing to
                           (effective April 24, 2006)                                            0.25% as assets increase
-----------------------------------------------------------------------------------------------------------------------------------
International Opportunity  Threadneedle(a)                                       A     0.35% on the first $150 million, reducing to
                           (effective July 9, 2004)                                     0.20% as assets increase, and subject to a
                                                                                           performance incentive adjustment(c)
-----------------------------------------------------------------------------------------------------------------------------------
Select Value               Systematic Financial Management, L.P. (Systematic)    B     0.50% on the first $50 million, reducing to
                           (b) (effective Sept. 29, 2006)                               0.30% as assets increase
                           --------------------------------------------------------------------------------------------------------
                           WEDGE Capital Management, L.L.P. (WEDGE)(b)          N/A    0.75% on the first $10 million, reducing to
                           (effective Sept. 29, 2006)                                   0.30% as assets increase
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        Kenwood Capital Management LLC (Kenwood)(a), (b)      C     0.60% on the first $100 million, reducing to
                           (effective Sept. 13, 1999)                                   0.45% as assets increase, and subject to a
                                                                                           performance incentive adjustment(d)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value            Barrow, Hanley, Mewhinney & Strauss (BHMS)(b)         D     1.00% on the first $10 million, reducing to
                           (effective March 12, 2004)                                            0.30% as assets increase

                           --------------------------------------------------------------------------------------------------------
                           Donald Smith & Co. Inc. (Donald Smith)(b)            N/A    0.60% on the first $175 million, reducing to
                           (effective March 12, 2004)                                            0.55% as assets increase
                           --------------------------------------------------------------------------------------------------------

                           Franklin Portfolio Associates LLC(b) (Franklin        E     0.60% on the first $100 million, reducing to
                           Portfolio Associates) (effective March 12, 2004)                      0.55% as assets increase

                           --------------------------------------------------------------------------------------------------------
                           River Road Asset Management (River Road)             N/A                0.50% on all assets
                           (effective April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------------------


(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.


(b) Based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the Lipper Index described in Table 12. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

A - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise Financial.


B - Systematic is an affiliate of Affiliated Managers Group.

C - Kenwood is an indirect partially-owned subsidiary of Ameriprise Financial.

D - BHMS is an independent-operating subsidiary of Old Mutual Asset Management.

E - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 56

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                           TABLE 16. SUBADVISORY FEES

--------------------------------------------------------------------------------------------------------------------------------
             FUND                               SUBADVISER                                    SUBADVISORY FEES PAID
                                                                                     -------------------------------------------

                                                                                         2006             2005             2004

--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------

Emerging Markets            Threadneedle                                                            $  429,646       $   32,134(a)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  American Express Asset                    N/A              N/A           70,099(b)
                            Management International Inc. (AEAMI)
                            (from inception until July 9, 2004)
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value           Davis                                                            (c)           N/A              N/A
--------------------------------------------------------------------------------------------------------------------------------
International Opportunity   Threadneedle                                                             3,057,193          477,868(a)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser: AEAMI                                      N/A              N/A        2,372,049(b)
                            (from inception until July 9, 2004)
--------------------------------------------------------------------------------------------------------------------------------
Select Value                Systematic                                                    N/A              N/A              N/A
                            ----------------------------------------------------------------------------------------------------
                            WEDGE                                                         N/A              N/A              N/A
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser: GAMCO Asset Management Inc.                N/A*          59,064           13,489(d)
                            (from inception to Sept. 28, 2006)
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         Kenwood                                                          (e)       772,535          541,441
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             BHMS                                                                       297,471           58,516(f)
                            ----------------------------------------------------------------------------------------------------
                            Donald Smith                                                               337,518           66,278(f)
                            ----------------------------------------------------------------------------------------------------
                            Franklin Portfolio Associates                                              350,034           62,780(f)
                            ----------------------------------------------------------------------------------------------------
                            River Road                                                       (g)           N/A              N/A
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser: Third Avenue Management LLC                N/A              N/A          116,248(h)
                            (from inception to March 2004)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser: Goldman Sachs Asset                           (i)       334,797          318,678
                            Management, L.P. (Aug. 8, 2003 to April 24, 2006)
                            ----------------------------------------------------------------------------------------------------
                            Former subadviser:  Royce & Associates, LLC                      (i)       518,048          470,848
                            (from inception to April 24, 2006)
--------------------------------------------------------------------------------------------------------------------------------

* The fee for 2006 has not yet been paid.

(a)   For fiscal period from July 9, 2004 to Aug. 31, 2004.
(b)   For fiscal period from Sept. 1, 2003 to July 8, 2004.
(c) For fiscal period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) For fiscal period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(e) Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.
(f)   For fiscal period from March 12, 2004 to Aug. 31, 2004.
(g)   For fiscal period from April 24, 2006 to Aug. 31, 2006.
(h)   For fiscal period from Sept. 1, 2003 to March 15, 2004.
(i)   For fiscal period from Sept. 1, 2005 to April 24, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 57

PORTFOLIO MANAGERS. For all funds other than Money Market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 17. PORTFOLIO MANAGERS

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                      ---------------------------------------------------------              POTENTIAL
                                                                                    PERFORMANCE   OWNERSHIP  CONFLICTS    STRUCTURE
                                        NUMBER AND TYPE             APPROXIMATE        BASED       OF FUND       OF           OF
    FUND         PORTFOLIO MANAGER        OF ACCOUNT             TOTAL NET ASSETS   ACCOUNTS(a)   SHARES(b)   INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

Balanced      Tom Murphy                                                                            None     (1)        (12)
              -------------------------------------------------------------------                   ------
              Jamie Jackson                                                                         None
              -------------------------------------------------------------------                   ------
              Scott Kirby                                                                           None
              ----------------------------------------------------------------------------------------------------------------------
              Bob Ewing                                                                             None     (1)        (13)
------------------------------------------------------------------------------------------------------------------------------------
Core Bond     Tom Murphy                                                                            None     (1)        (12)
              -------------------------------------------------------------------                   ------
              Jamie Jackson                                                                         None
              -------------------------------------------------------------------                   ------
              Scott Kirby                                                                           None
------------------------------------------------------------------------------------------------------------------------------------
Diversified   Tom Murphy                                                                            None     (1)        (12)
Bond          -------------------------------------------------------------------                   ------
              Jamie Jackson                                                                         None
              -------------------------------------------------------------------                   ------
              Scott Kirby                                                                           None
              --------------------------------------------------------------------------------------------
              Jennifer Ponce de Leon                                                                None
              --------------------------------------------------------------------------------------------
              Nicolas Pifer                                                                         None
------------------------------------------------------------------------------------------------------------------------------------
Diversified   Warren Spitz                                                                          None     (1)        (14)
Equity        -----------------------
Income        Laton Spahr
              -----------------------
              Steve Schroll
------------------------------------------------------------------------------------------------------------------------------------
Emerging      Julian Thompson                                                                       None     (2)        (15)
Markets
------------------------------------------------------------------------------------------------------------------------------------
Fundamental      Christopher C. Davis                                                               None(e)  (3)        (16)
Value*           --------------------
                 Kenneth C. Feinberg
------------------------------------------------------------------------------------------------------------------------------------
Global Bond      Nicolas Pifer                                                                      None     (1)        (12)
------------------------------------------------------------------------------------------------------------------------------------
Global           Jamie Jackson                                                                      None     (1)        (12)
Inflation
Protected
Securities
------------------------------------------------------------------------------------------------------------------------------------
Growth           Nick Thakore                                                                       None     (1)        (13)
------------------------------------------------------------------------------------------------------------------------------------
High Yield       Scott Schroepfer                                                                   None     (1)        (12)
Bond             ---------------------------------------------------------------
                 Jennifer Ponce
                 de Leon
------------------------------------------------------------------------------------------------------------------------------------
Income           Brian Lavin                                                                        None     (1)        (12)
Opportunities    ---------------------------------------------------------------
                 Jennifer Ponce
                 de Leon
------------------------------------------------------------------------------------------------------------------------------------
International    Alex Lyle                                                                          None     (2)        (15)
Opportunity      ---------------------------------------------------------------
                 Dominic Rossi
------------------------------------------------------------------------------------------------------------------------------------
Large Cap        Nick Thakore                                                                       None     (1)        (13)
Equity           ----------------------------------------------------------------------------------------
                 Bob Ewing
------------------------------------------------------------------------------------------------------------------------------------
Large Cap        Bob Ewing                                                                          None     (1)        (13)
Value
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth   Duncan Evered                                                                      None     (1)        (17)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value    Warren Spitz                                                                       None     (1)        (14)
                 --------------------
                 Laton Spahr
                 --------------------
                 Steve Schroll
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index    David Factor                                                                       None     (1)        (18)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 58

------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                      ---------------------------------------------------------              POTENTIAL
                                                                                    PERFORMANCE   OWNERSHIP  CONFLICTS    STRUCTURE
                                        NUMBER AND TYPE             APPROXIMATE        BASED       OF FUND       OF           OF
    FUND         PORTFOLIO MANAGER        OF ACCOUNT             TOTAL NET ASSETS   ACCOUNTS(a)   SHARES(b)   INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------

Select Value     Mario Gabelli                                                                      None     (4)        (19)
                 -------------------------------------------------------------------------------------------
                 Systematic:                                                                        None     (10)       (20)
                 -------------------------------------------------------------------------------------------------------------------
                 WEDGE:
                 R. Michael James(g)  1 RIC                       $0.070 billion                    None     (11)       (26)
                 -------------------- 181 other accounts          $2.600 billion
                 WEDGE:
                 Peter F. Bridge(g)
                 --------------------
                 WEDGE:
                 Paul M. VeZolles(g)
------------------------------------------------------------------------------------------------------------------------------------
Short            Scott Kirby                                                                        None     (1)        (12)
Duration         ---------------------------------------------------------------                    ------
U.S. Government  Jamie Jackson                                                                      None
------------------------------------------------------------------------------------------------------------------------------------
Small Cap        Jake Hurwitz                                                                       None     (1), (5)   (21)
Advantage        --------------------                                                               ------
                 Kent Kelley
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap        BHMS:                                                                              None     (6)        (22)
Value            James S. McClure
                 --------------------
                 BHMS: John P. Harloe
                 ------------------------------------------------------------------------------------------------------------------
                 Donald Smith:                                                                      None     (7)        (23)
                 Donald G. Smith
                 --------------------
                 Donald Smith:
                 Richard L. Greenberg
                 ------------------------------------------------------------------------------------------------------------------
                 Franklin Portfolio                                                                 None     (8)        (24)
                 Associates:
                 John S. Cone
                 --------------------
                 Franklin Portfolio
                 Associates:
                 Michael F. Dunn
                 --------------------
                 Franklin Portfolio
                 Associates:
                 Oliver E. Buckley
                 --------------------
                 Franklin Portfolio
                 Associates:
                 Kristin J. Crawford
                 --------------------
                 Franklin Portfolio
                 Associates:
                 Langton Garvin
                 ------------------------------------------------------------------------------------------------------------------
                 River Road:                                                                        None     (9)        (25)
                 James C. Shircliff
                 --------------------
                 River Road:
                 R. Andrew Beck
                 --------------------
                 River Road:
                 Henry W. Sanders

-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------

Core Equity      Nick Thakore             6 RICs                      $18.7 billion    6 RICs       None     (1)       (13)

                                          3 PIVs                      $0.072 billion
                 -------------------------------------------------------------------------------------------
                 Bob Ewing                8 RICs                      $17.1 billion    8 RICs       None
                                          3 PIVs                      $0.072 billion
                                          1 other account             $0.012 billion
----------------------------------------------------------------------------------------------------------------------------------




(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(d)   Primarily managed money/wrap accounts.

(e) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(f) Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers.


(g) The portfolio manager began managing the fund after its fiscal period end; therefore reporting information is as of July 31, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 59

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(2) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 60

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

      Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

(5) Kenwood is an affiliate of Ameriprise Financial. The potential conflicts, responsibilities, policies and procedures described in paragraph (1) also apply to Kenwood.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 61

(6) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

      BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(7) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(8) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(9) Portfolio managers at River Road Asset Management (RRAM) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RRAM monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.

      RRAM has a fiduciary responsibility to all of the clients for which it manages accounts. RRAM seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RRAM has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 62

(10)

(11) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.


STRUCTURE OF COMPENSATION


(12) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. An annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the team of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of the accounts compared to applicable benchmarks. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of the portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(13) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. In addition, where portfolio managers invest in a hedge fund managed by RiverSource Investments, they receive a cash reimbursement for the fees charged on their hedge fund investments. With respect to mutual funds and institutional portfolios, funding for the bonus pool is determined by a percentage of the aggregate assets under management in these accounts managed by the portfolio managers, including the Fund, and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups. With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio managers. The percentage of the hedge fund performance fees used to fund the bonus pool is determined annually based on the performance of the mutual funds managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 63

(14) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(15) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

(16)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis's annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(17) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. With respect to mutual funds, funding for the bonus pool is determined by a percentage of the aggregate assets under management in mutual funds managed by the portfolio managers, including the Fund, and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups and with respect to other accounts, by a percentage of management fees. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 64

(18) The compensation of RiverSource Investments employees consists of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. The portfolio manager's annual bonus is based on (i) the fund's assets, (ii) the fund's short-term and long-term tracking error compared to the benchmark index and (iii) the tracking error of two other index funds managed by the portfolio manager compared to the relevant index. Effective Jan. 1, 2005, the portfolio manager's annual bonus is based on the foregoing factors as well as the performance of other accounts that he manages. RiverSource Investments' portfolio managers are provided benefits packages including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(19) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(20)

(21) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(22) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 65

(23) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(24) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(25) River Road's portfolio managers currently receive a base salary and bonus potential equivalent to 100% of base salary. Bonus award is based upon both assets under management and investment performance. Investment performance represents 70% of the portfolio manager's total bonus allocation and is based upon the manager's risk-adjusted three- and five-year rolling performance, versus peer group and benchmark indices, for the respective portfolios within the manager's purview. In the absence of at least a three-year performance record, a shorter period may be used. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.

(26) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.






RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 66

ADMINISTRATIVE SERVICES AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY

Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:


            TABLE 18. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


------------------------------------------------------------------------------------------------------------------------------------
                                                                 ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                         -------------------------------------------------------------------------------------------
         FUND                                               $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
                                         $0 - 500,000,000   1,000,000,000    3,000,000,000      12,000,000,000     $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                         0.080%             0.075%           0.070%             0.060%             0.050%
Global Bond
International Opportunity
Small Cap Advantage
Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                0.070%             0.065%           0.060%             0.050%             0.040%
Diversified Bond
Global Inflation Protected Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                 0.060%             0.055%           0.050%             0.040%             0.030%
Cash Management
Diversified Equity Income
Fundamental Value
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
Select Value
------------------------------------------------------------------------------------------------------------------------------------




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 67

                          TABLE 19. ADMINISTRATIVE FEES


-------------------------------------------------------------------------------------------------------------------------
                                                         ADMINISTRATIVE SERVICES FEES PAID IN               DAILY RATE
                  FUND                        --------------------------------------------------------      APPLIED TO
                                                   2006                 2005                2004            FUND ASSETS
-------------------------------------------------------------------------------------------------------------------------
Balanced                                                            $  892,514            $  848,543
-------------------------------------------------------------------------------------------------------------------------
Cash Management                                                        228,193               247,439
-------------------------------------------------------------------------------------------------------------------------
Core Bond                                                               19,968                 8,608(a)
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                       863,405               850,274
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                              468,417               249,601
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                        98,265                30,118
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                          N/A                   N/A
-------------------------------------------------------------------------------------------------------------------------
Global Bond                                                            289,959               222,142
-------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                   16,066(b)                N/A
-------------------------------------------------------------------------------------------------------------------------
Growth                                                                 149,053               134,793
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                        625,083               530,418
-------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                    15,279                 1,894(c)
-------------------------------------------------------------------------------------------------------------------------
International Opportunity                                              593,033               467,329
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                     1,227,017             1,042,910
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                          5,559                 1,389(a)
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                         151,155               131,373
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                              718(d)                N/A
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                          272,087               194,296
-------------------------------------------------------------------------------------------------------------------------
Select Value                                                             9,292                 1,942(a)
-------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                         258,743               248,032
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                    132,967                95,110
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                        251,446               152,930
-------------------------------------------------------------------------------------------------------------------------


(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

(d) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AND SERVICING AGREEMENT

FOR FUNDS OTHER THAN CORE EQUITY


Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474.


This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 68

DISTRIBUTION AGREEMENT

IDS Life Insurance Company, located at 200 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY

To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution
(Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with IDS Life Insurance Company (IDS Life). Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by IDS Life. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table.

                              TABLE 20. 12B-1 FEES

--------------------------------------------------------------------------------
                   FUND                      FEES PAID DURING PRIOR FISCAL YEAR
--------------------------------------------------------------------------------

Balanced
--------------------------------------------------------------------------------
Cash Management
--------------------------------------------------------------------------------
Core Bond
--------------------------------------------------------------------------------
Diversified Bond
--------------------------------------------------------------------------------
Diversified Equity Income
--------------------------------------------------------------------------------
Emerging Markets
--------------------------------------------------------------------------------
Fundamental Value
--------------------------------------------------------------------------------
Global Bond
--------------------------------------------------------------------------------
Global Inflation Protected Securities
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
High Yield Bond
--------------------------------------------------------------------------------
Income Opportunities
--------------------------------------------------------------------------------
International Opportunity
--------------------------------------------------------------------------------
Large Cap Equity
--------------------------------------------------------------------------------
Large Cap Value
--------------------------------------------------------------------------------
Mid Cap Growth
--------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS -
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 69

--------------------------------------------------------------------------------
                   FUND                      FEES PAID DURING PRIOR FISCAL YEAR
--------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------
Select Value
--------------------------------------------------------------------------------
Short Duration U.S. Government
--------------------------------------------------------------------------------
Small Cap Advantage
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------


(a) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.

(b) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.

CUSTODIAN AGREEMENT

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 70

       TABLE 21. FUND HISTORY TABLE FOR RIVERSOURCE VARIABLE PORTFOLIO FUNDS


-----------------------------------------------------------------------------------------------------------
                                                                                  DATE FUND
                                                                   DATE OF          BECAME       FORM OF
                             FUND*                               ORGANIZATION      AVAILABLE  ORGANIZATION
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INCOME SERIES, INC.         4/27/81, 6/13/86(1)               Corporation
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Bond Fund                                   2/4/04
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Diversified Bond Fund(2)                        10/13/81
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Global Bond Fund                                 5/1/96
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                  9/13/04
  Global Inflation Protected Securities Fund
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - High Yield Bond Fund(2)                          5/1/96
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Income Opportunities Fund                        6/1/04
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                  9/15/99
  Short Duration U.S. Government Fund(2)
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.     4/27/81, 6/13/86(1)               Corporation
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Emerging Markets Fund(3)                         5/1/00
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Growth Fund                                      9/15/99
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                  1/13/92
  International Opportunity Fund(3), (4)
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Equity Fund(3)                        10/13/81
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Value Fund                             2/4/04
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Growth Fund(4)                           5/1/01
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Value Fund                               5/2/05
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - S&P 500 Index Fund                               5/1/00
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap Advantage Fund                         9/15/99
-----------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.(5)           5/9/01                     Corporation
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Fundamental Value Fund                           5/1/06

-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Select Value Fund                                2/4/04
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap Value Fund                             8/14/01
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.               3/5/85                     Corporation
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Balanced Fund(4)                                 4/30/86
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                  9/15/99
  Diversified Equity Income Fund
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.   4/27/81, 6/13/86(1)               Corporation
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Cash Management Fund                            10/13/81
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.               3/18/04                     Corporation
-----------------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Equity Fund                                 9/10/04
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

                                                              STATE OF     FISCAL
                             FUND*                          ORGANIZATION  YEAR END  DIVERSIFIED**

----------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INCOME SERIES, INC.            NV/MN       8/31
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Bond Fund                                      Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Diversified Bond Fund(2)                            Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Global Bond Fund                                     No
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                      No
  Global Inflation Protected Securities Fund
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - High Yield Bond Fund(2)                             Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Income Opportunities Fund                           Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                     Yes
  Short Duration U.S. Government Fund(2)
----------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.        NV/MN       8/31
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Emerging Markets Fund(3)                            Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Growth Fund                                         Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                     Yes
  International Opportunity Fund(3), (4)
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Equity Fund(3)                            Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Large Cap Value Fund                                Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Growth Fund(4)                              Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Mid Cap Value Fund                                  Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - S&P 500 Index Fund                                  Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap Advantage Fund                            Yes
----------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.           MN         8/31
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Fundamental Value Fund                              Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Select Value Fund                                   Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Small Cap Value Fund                                Yes
----------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.            MN         8/31
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Balanced Fund(4)                                    Yes
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio -                                                     Yes
  Diversified Equity Income Fund
----------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.      NV/MN       8/31
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Cash Management Fund                                Yes
----------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.             MN        12/31
----------------------------------------------------------------------------------------------------
  RiverSource Variable Portfolio - Core Equity Fund                                    Yes
----------------------------------------------------------------------------------------------------


* Effective April 21, 2006, AXP was replaced with RiverSource in all corporation names.

** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.


(1)   Date merged into a Minnesota corporation.

(2) Effective June 27, 2003, VP - Bond Fund changed its name to VP - Diversified Bond Fund, VP - Extra Income Fund changed its name to VP - High Yield Bond Fund and VP - Federal Income Fund changed its name to VP - Short Duration U.S. Government Fund.

(3)   Effective July 9, 2004, VP - Capital Resource Fund changed its name to VP
      - Large Cap Equity Fund, VP - Emerging Markets Fund changed its name to VP
      - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.

(4) Effective Oct. 1, 2005, VP - Equity Select Fund changed its name to VP - Mid Cap Growth Fund, VP - Threadneedle International Fund changed its name to VP - International Opportunity Fund, and VP - Managed Fund changed its name to VP - Balanced Fund.


(5) Effective April 21, 2006, AXP Variable Portfolio - Partners Series, Inc. changed its name to RiverSource Variable Portfolio - Managers Series, Inc.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 71

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                             TABLE 22. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION HELD
                        WITH FUNDS AND          PRINCIPAL OCCUPATION                                              COMMITTEE
 NAME, ADDRESS, AGE   LENGTH OF SERVICE        DURING PAST FIVE YEARS             OTHER DIRECTORSHIPS            MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------

Kathleen Blatz           Board member    Chief Justice, Minnesota Supreme                                   Joint Audit, Investment
901 S. Marquette Ave.    since 2006      Court, 1998-2005                                                   Review
Minneapolis, MN 55402
Age 52
------------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member    Chair, Board Services Corporation                                  Contracts, Executive,
901 S. Marquette Ave.    since 1999      (provides administrative services to                               Investment Review,
Minneapolis, MN 55402                    boards); former Governor of Minnesota                              Board Effectiveness
Age 72

------------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member    Trustee Professor of Economics and                                 Contracts, Investment
901 S. Marquette Ave.    since 2004      Management, Bentley College; former                                Review
Minneapolis, MN 55402                    Dean, McCallum Graduate School of
Age 55                                   Business, Bentley College
------------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones            Board member    Attorney and Consultant                                            Joint Audit,
901 S. Marquette Ave.    since 1985                                                                         Board Effectiveness,
Minneapolis, MN 55402                                                                                       Executive, Investment
Age 71                                                                                                      Review
------------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind          Board member    Former Managing Director, Shikiar      American Progressive        Board Effectiveness,
901 S. Marquette Ave.    since 2005      Asset Management                       Insurance                   Joint Audit, Investment
Minneapolis, MN 55402                                                                                       Review
Age 71

------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member    President Emeritus and Professor of    Valmont Industries, Inc.    Contracts,
901 S. Marquette Ave.    since 2002      Economics, Carleton College            (manufactures irrigation    Investment Review,
Minneapolis, MN 55402                                                           systems)                    Executive,
Age 67                                                                                                      Board Effectiveness
------------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member    Director, Enterprise Asset             Strategic Distribution,     Contracts, Executive,
901 S. Marquette Ave.    since 2004      Management, Inc.                       Inc. (transportation,       Investment Review
Minneapolis, MN 55402                    (private real estate and asset         distribution and
Age 54                                   management company)                    logistics consultants)
------------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor           Board member    President and Chief Executive                                      Joint Audit, Investment
901 S. Marquette Ave.    since 2006      Officer, SBLI USA Mutual Life                                      Review
Minneapolis, MN 55402                    Insurance Company, Inc.
Age 53                                   since 1999
------------------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson          Board member    Former three-term United States                                    Investment Review,
1201 Sunshine Ave.       since 1997      Senator for Wyoming                                                Joint Audit,
Cody, WY 82414                                                                                              Board Effectiveness,
Age 75                                                                                                      Executive

------------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member    Chief Executive Officer, RiboNovix,    Hybridon, Inc.              Investment Review,
901 S. Marquette Ave.    since 2002      Inc. since 2003 (biotechnology);       (biotechnology); American   Contracts
Minneapolis, MN 55402                    former President, Forester Biotech     Healthways, Inc. (health
Age 62                                                                          management programs)
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 72

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

------------------------------------------------------------------------------------------------------------------------------------
                                     POSITION HELD WITH
                                       FUNDS AND LENGTH               PRINCIPAL OCCUPATION                   OTHER        COMMITTEE
    NAME, ADDRESS, AGE                   OF SERVICE                 DURING PAST FIVE YEARS               DIRECTORSHIPS   MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------

William F. Truscott**                Board member        President - U.S. Asset Management and Chief                     Investment
53600 Ameriprise Financial Center    since 2001,         Investment Officer, Ameriprise Financial,                       Review
Minneapolis, MN 55474                Vice President      Inc. and President, Chairman of the Board
Age 46                               since 2002,         and Chief Investment Officer, RiverSource
                                     Acting              Investments, LLC since 2005; Senior Vice
                                     President           President - Chief Investment Officer,
                                     since 2006          Ameriprise Financial, Inc. and Chairman of
                                                         the Board and Chief Investment Officer,
                                                         RiverSource Investments, LLC, 2001-2005
------------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.



The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 23. FUND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                           POSITION HELD
                                      WITH FUNDS AND LENGTH OF                              PRINCIPAL OCCUPATION
      NAME, ADDRESS, AGE                      SERVICE                                      DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

Jeffrey P. Fox                        Treasurer since 2002            Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise Financial Center                                       Inc., since 2002; Vice President - Finance, American Express
Minneapolis, MN 55474                                                 Company, 2000-2002
Age 51
------------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                    Vice President since 2004       Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise Financial Center                                       Financial, Inc. and RiverSource Investments, LLC since 2006;
Minneapolis, MN 55474                                                 Senior Vice President - Fixed Income, Ameriprise Financial,
Age 42                                                                Inc. 2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                                      Managing Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                         Vice President, General         President of Board Services Corporation
901 S. Marquette Ave.                 Counsel, and Secretary
Minneapolis, MN 55402                 since 1978
Age 68
------------------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden*                     Acting Chief Compliance         Chief Compliance Officer, Ameriprise Certificate Company since
1875 Ameriprise Financial Center      Officer since 2006              2006; Vice President - Asset Management Compliance,
Minneapolis, MN 55474                                                 RiverSource Investments, LLC since 2006; Chief Compliance
Age 41                                                                Officer - Mason Street Advisors, LLC, 2002-2006
------------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                        Anti-Money Laundering           Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center      Officer since 2002              Ameriprise Financial, Inc., since 2004; Manager Anti-Money
Minneapolis, MN 55474                                                 Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Age 42                                                                Director and Bank Secrecy Act Officer, American Express
                                                                      Centurion Bank, 2000-2003
------------------------------------------------------------------------------------------------------------------------------------

* Beth E. Weimer resigned her position as Chief Compliance Officer for the RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance Officer and will be assuming the responsibilities of Chief Compliance Officer until a permanent replacement for Ms. Weimer is found.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 73

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 24. COMMITTEE MEETINGS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT          BOARD
                                                     EXECUTIVE       JOINT AUDIT        REVIEW        EFFECTIVENESS      CONTRACTS
                   FISCAL PERIOD                     COMMITTEE        COMMITTEE        COMMITTEE        COMMITTEE        COMMITTEE
-----------------------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending August 31

-----------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31          1                4                5                4                7
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 74

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                  TABLE 25. BOARD MEMBER HOLDINGS* -- ALL FUNDS

Based on net asset values as of Dec. 31, 2005

--------------------------------------------------------------------------------
                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
BOARD MEMBER                          ALL FUNDS OVERSEEN BY BOARD MEMBER
--------------------------------------------------------------------------------
Arne H. Carlson                                  Over $100,000
--------------------------------------------------------------------------------
Patricia M. Flynn                            $50,001 - $100,000**
--------------------------------------------------------------------------------
Anne P. Jones                                    Over $100,000
--------------------------------------------------------------------------------
Jeffrey Laikind                                      None
--------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                           Over $100,000**
--------------------------------------------------------------------------------
Catherine James Paglia                        $50,001 - $100,000
--------------------------------------------------------------------------------


Alison Taunton-Rigby                             Over $100,000
--------------------------------------------------------------------------------
William F. Truscott                              Over $100,000
--------------------------------------------------------------------------------

 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005, and therefore are not included in the table.

**    Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                TABLE 26. BOARD MEMBER COMPENSATION -- ALL FUNDS


--------------------------------------------------------------------------------
                                               TOTAL CASH COMPENSATION
BOARD MEMBER*                        FROM RIVERSOURCE FUNDS PAID TO BOARD MEMBER
--------------------------------------------------------------------------------

Kathleen Blatz
--------------------------------------------------------------------------------
Phillip J. Carroll, Jr.**
--------------------------------------------------------------------------------
Patricia M. Flynn
--------------------------------------------------------------------------------
Anne P. Jones
--------------------------------------------------------------------------------
Jeffrey Laikind
--------------------------------------------------------------------------------
Stephen R. Lewis, Jr.
--------------------------------------------------------------------------------
Catherine James Paglia
--------------------------------------------------------------------------------
Vikki L. Pryor
--------------------------------------------------------------------------------
Alan K. Simpson**
--------------------------------------------------------------------------------
Alison Taunton-Rigby
--------------------------------------------------------------------------------

* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation, a company providing administrative services to the funds. Board member compensation is a combination of a base fee and meeting fees.

** Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005. Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.


RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 75

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

            TABLE 27. BOARD MEMBER* COMPENSATION -- INDIVIDUAL FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE COMPENSATION FROM FUND
             FUND                              -------------------------------------------------------------------------------------

                                                                                                                            TAUNTON-
                                               BLATZ   CARROLL**   FLYNN   JONES  LAIKIND  LEWIS  PAGLIA  PRYOR  SIMPSON**    RIGBY

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

Balanced -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Cash Management -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Core Bond -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Global Bond -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Growth -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Select Value -- total***
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 76

------------------------------------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE COMPENSATION FROM FUND
             FUND                              -------------------------------------------------------------------------------------

                                                                                                                            TAUNTON-
                                               BLATZ   CARROLL**   FLYNN   JONES  LAIKIND  LEWIS  PAGLIA  PRYOR  SIMPSON**    RIGBY
------------------------------------------------------------------------------------------------------------------------------------
Short Duration
U.S. Government -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage -- total
Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value -- total
Amount deferred

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------

Core Equity -- total                             N/A    1,471       1,500   1,604   267    1,905   1,650   N/A    1,250      1,650
Amount deferred                                         1,471         750       0     0      635       0              0          0

------------------------------------------------------------------------------------------------------------------------------------

  * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation. Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005, and therefore are not included in the table.


 ** Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005. Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.


*** No fees or expenses will be paid to Board members until the assets of the fund reach $20 million.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

IDS Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaimed beneficial ownership of all shares of the funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 77

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 78

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 79

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 80

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 81

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 82

                                                                      APPENDIX B

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.






                                                            S-6466-20 AC (10/06)

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
STATEMENT OF ADDITIONAL INFORMATION - OCT. 30, 2006                      PAGE 83

Item 23. Exhibits

(a)(1) Articles of Incorporation dated May 9, 2001, filed electronically as Exhibit (a) to Registrant's Initial Registration Statement, filed on May 21, 2001, is incorporated by reference.

(a)(2) Articles of Amendment to Articles of Incorporation, dated November 14, 2002, filed electronically on or about Oct. 28, 2003 as Exhibit
         (a)(2) to Registrant's Post-Effective Amendment No. 7 to
         Registration Statement No. 333-61346 is incorporated by reference.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated April 21, 2006, filed electronically on or about Aug. 25, 2006 as Exhibit
         (a)(3) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(b) By-laws, filed electronically as Exhibit (b) to Registrant's Initial Registration Statement, filed on or about May 21, 2001, is incorporated by reference.

(c) Stock Certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Aug. 25, 2006 as Exhibit
         (d)(1) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(2)   Subadvisory Agreement between American Express Financial
         Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(3) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4)   Subadvisory Agreement between American Express Financial
         Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to
         Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(5) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(6)   Subadvisory Agreement between American Express Financial
         Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(7) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Franklin Portfolio Associates LLC filed electronically on or about May 24, 2006 as Exhibit (d)(29) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(9) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852.

(d)(10) Subadvisory Agreement, dated April 24, 2006, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Aug. 25, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(e) Distribution Agreement, amended and restated, dated May 1, 2006, between Registrant and IDS Life Insurance Company filed electronically on or about Aug. 25, 2006 as Exhibit (e) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Trust Company filed electronically on or about May 24, 2006 as Exhibit (g)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Board Services Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market

         Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, amended and restated, dated May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93754 is incorporated by reference.

(h)(3) Transfer Agency and Servicing Agreement, amended and restated, dated May 1, 2006, between Registrant and RiverSource Service Corporation filed electronically on or about Aug. 25, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, as amended Aug. 1, 2006, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about Aug. 25, 2006 as Exhibit (h)(5) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 33-20872 is incorporated by reference.

(h)(5) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by Amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, amended and restated, dated May 1, 2006, between Registrant and IDS Life Insurance Company filed electronically on or about Aug. 25, 2006 as Exhibit (m) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(n)      Rule 18f - 3 Plan: Not applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc. Post-Effective Amendment No. 42 to
         Registration Statement No. 2-93745, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Jan. 2006 and April 2006, filed electronically on or about June 27, 2006 as Exhibit (p)(2) to RiverSource Short Term Investments Series, Inc. Registration Statement No. 811-21914 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Variable Portfolio - Fundamental Value and RiverSource Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (p)(10) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Dec. 2005, filed electronically on or about July 25, 2006 as Exhibit
         (p)(11) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Value and RiverSource Variable Portfolio - Small Cap Value Funds' Subadviser Franklin Portfolio, dated Feb. 2006, filed electronically on or about July 25, 2006 as Exhibit (p)(12) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated July 1, 2005, filed electronically on or about Aug. 25, 2006 as Exhibit (p)(8) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(1) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 12, 2006, filed electronically on or about April 21, 2006 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit
         (q)(2) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Ted S. Dryden                  Ameriprise Certificate Company                                  Chief Compliance Officer
Acting Chief Compliance
Officer                        Kenwood Capital Management LLC                                  Acting Chief Compliance Officer

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 American Centurion Life Assurance Company                       Vice President - Investments
Vice President - Asset
Liability Management           American Enterprise Life Insurance Company                      Vice President - Investments

                               American Partners Life Insurance Company                        Vice President - Investments

                               Ameriprise Financial Inc.                                       Assistant Treasurer

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company of New York                          Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Centurion Life                                         Vice President-Investments
Director and Executive Vice    Assurance Company
President - Equity and
Fixed Income                   American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Property Casualty Insurance                                 Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Centurion Life                                         Secretary
Secretary                      Assurance Company

                               American Enterprise Investment                                  Secretary
                               Services Inc.

                               American Enterprise Life                                        Secretary
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               IDS Life Insurance Company                                      Secretary

                               IDS Life Insurance Company                                      Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               American Centurion Life                                         Vice President - Investments
Vice President and Senior      Assurance Company
Sector Manager
                               American Enterprise Life                                        Vice President - Investments
                               Insurance Company

                               American Partners Life                                          Vice President - Investments
                               Insurance Company

                               Ameriprise Certificate Company                                  Vice President - Investments

                               Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments

                               IDS Life Insurance Company                                      Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 28.      Location of Accounts and Records

              Ameriprise Financial, Inc.
              70100 Ameriprise Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                 SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 22nd day of Sept., 2006.

RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.

By  /s/  William F. Truscott
    ------------------------
         William F. Truscott
         President

By  /s/  Jeffrey P. Fox
    -------------------
         Jeffrey P. Fox
         Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of Sept., 2006.

Signature                                   Capacity

/s/      Arne H. Carlson*                   Chair of the Board
--------------------------------
         Arne H. Carlson

/s/      Kathleen A. Blatz*                 Director
--------------------------------
         Kathleen A. Blatz

/s/      Patricia M. Flynn*                 Director
--------------------------------
         Patricia M. Flynn

/s/      Anne P. Jones*                     Director
--------------------------------
         Anne P. Jones

/s/      Jeffrey Laikind*                   Director
--------------------------------
         Jeffrey Laikind

/s/      Stephen R. Lewis, Jr.*             Director
--------------------------------
         Stephen R. Lewis, Jr.

/s/      Catherine James Paglia*            Director
--------------------------------
         Catherine James Paglia

/s/      Vikki L. Pryor*                    Director
--------------------------------
         Vikki L. Pryor

/s/      Alan K. Simpson*                   Director
--------------------------------
         Alan K. Simpson

/s/      Alison Taunton-Rigby*              Director
--------------------------------
         Alison Taunton-Rigby

/s/      William F. Truscott*               Director
--------------------------------
         William F. Truscott

* Signed pursuant to Directors Power of Attorney, dated April 12, 2006, filed electronically on or about April 21, 2006 as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-61346, by:


/s/      Leslie L. Ogg
         ----------------------
         Leslie L. Ogg

              CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 17
                   TO REGISTRATION STATEMENT NO. 333-61346

This Post-Effective Amendment to the Registration Statement contains the following papers and documents:

The facing sheet.

Part A.

         The prospectus.
Part B.

         Statement of Additional Information.
Part C.

         Other information.

The signatures.